UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

SunAmerica Specialty Series

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

SunAmerica Specialty Series 2020 High Watermark Fund

PORTFOLIO OF INVESTMENTS - July 31, 2016 - (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES - 22.8%
Resolution Funding Corp - 22.8%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020 (cost $5,964,705)	$7,000,000	$6,688,346

U.S. GOVERNMENT TREASURIES - 68.8%
United States Treasury Bonds - 68.8%
United States Treasury Bonds STRIPS zero coupon due 08/15/2020 (cost $17,670,380)	20,990,000	20,181,948

Total Long-Term Investment Securities (cost $23,635,085)		26,870,294

SHORT-TERM INVESTMENT SECURITIES - 6.1%
U.S. Government Treasuries - 6.1%
United States Treasury Bills
0.37% due 01/19/2017	1,780,000	1,777,022
0.39% due 08/04/2016(1)	10,000	10,000

Total Short-Term Investment Securities (cost $1,786,871)		1,787,022

REPURCHASE AGREEMENTS - 2.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 07/29/2016, to be repurchased 08/01/2016 in the amount of $726,001 and collateralized by $700,000 of United States Treasury Notes, bearing interest at 2.13%, due 09/20/2021 and having an approximate value of $740,861 (cost $726,000)	726,000	726,000

TOTAL INVESTMENTS (cost $26,147,956)(2)	100.2%	29,383,316
Liabilities in excess of other assets	(0.2)	(63,939)

NET ASSETS	100.0%	$29,319,377

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.

STRIPS - Separate Trading of Registered Interest and Principal of Securities

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2016	Unrealized Appreciation (Depreciation)
1	Long	S&P 500 E-Mini Index	September 2016	$103,300	$108,410	$5,110

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$6,688,346	$—	$6,688,346
U.S. Government Treasuries	—	20,181,948	—	20,181,948
Short-Term Investment Securities	—	1,787,022	—	1,787,022
Repurchase Agreements	—	726,000	—	726,000

Total Investments at Value	$—	$29,383,316	$—	$29,383,316

Other Financial Instruments:+
Futures Contracts	$5,110	$—	$—	$5,110

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series SunAmerica Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS - July 31, 2016@ - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES - 2.4%
Federal National Mtg. Assoc. 1.25% due 01/30/2017 (cost $1,003,133)	$1,000,000	$1,003,886

U.S. GOVERNMENT TREASURIES - 5.3%
United States Treasury Notes - 5.3%
0.40% due 07/31/2017 FRS	1,000,000	1,000,174
0.49% due 10/31/2017 FRS	1,200,000	1,201,295

Total U.S. Government Treasuries (cost $2,199,717)		2,201,469

COMMON STOCKS - 1.1%
Investment Companies - 1.1%
Uranium Participation Corp.†(1) (cost $554,503)	142,200	436,734

EXCHANGE-TRADED FUNDS - 0.5%
ETFS Physical Platinum Shares†(1) (cost $152,401)	1,684	185,442

OPTIONS-PURCHASED - 0.0%
Call Options Purchased(1)(4) (cost $49,730)	25	14,580

Total Long-Term Investment Securities (cost $3,959,484)		3,842,111

SHORT-TERM INVESTMENT SECURITIES - 43.4%
U.S. Government Agencies - 43.4%
Federal Farm Credit Bank
0.49% due 10/19/2016 FRS	300,000	300,074
0.53% due 10/20/2016 FRS	175,000	175,025
Federal Home Loan Bank
0.36% due 08/17/2016	3,000,000	2,999,679
0.39% due 09/07/2016	1,000,000	999,742
0.39% due 11/07/2016	1,000,000	999,058
0.40% due 08/01/2016	1,000,000	1,000,000
0.42% due 08/16/2016	1,500,000	1,499,883
0.47% due 11/25/2016 FRS	1,350,000	1,350,097
0.46% due 01/20/2017	253,000	252,508
0.47% due 01/20/2017	747,000	745,547
0.50% due 08/29/2016	1,500,000	1,500,176
0.50% due 02/27/2017 FRS	1,100,000	1,100,158
0.52% due 10/11/2016 FRS	1,000,000	1,000,194
0.56% due 06/01/2017	1,000,000	995,693
0.88% due 05/24/2017	1,000,000	1,002,005
1.00% due 06/21/2017	1,000,000	1,003,001
Federal Home Loan Mtg. Corp.
1.00% due 03/08/2017	1,000,000	1,002,835

Total Short-Term Investment Securities (cost $17,922,778)		17,925,675

REPURCHASE AGREEMENTS - 38.9%
Bank of America Securities LLC Joint Repurchase Agreement(2)	3,020,000	3,020,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(2)	985,000	985,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	2,505,000	2,505,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(2)	810,000	810,000
BNP Paribas SA Joint Repurchase Agreement(2)	2,505,000	2,505,000
BNP Paribas SA Joint Repurchase Agreement(1)(2)	810,000	810,000
Deutsche Bank AG Joint Repurchase Agreement(2)	2,355,000	2,355,000
Deutsche Bank AG Joint Repurchase Agreement(1)(2)	760,000	760,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	1,750,000	1,750,000
RBS Securities, Inc. Joint Repurchase Agreement(1)(2)	565,000	565,000

Total Repurchase Agreements (cost $16,065,000)		16,065,000

TOTAL INVESTMENTS (cost $37,947,262)(3)	91.6%	37,832,786
Other assets less liabilities	8.4	3,485,642

NET ASSETS	100.0%	$41,318,428

@	Consolidated (see Note 1).
†	Non-income producing security
(1)	The security is owned by the SunAmerica Commodity Strategy Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Commodity Strategy Fund.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Call Options – Purchased

Exchange Traded Call Options - Purchased(a)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at July 31, 2016	Unrealized Appreciation (Depreciation)
Soybean Futures	August 2016	$11.70	10	$31,119	$1,875	$(29,244)
Copper Futures	September 2016	48.00	2	4,275	9,617	5,342
Corn Futures	November 2016	4.00	13	14,336	3,088	(11,248)

			25	$49,730	$14,580	$(35,150)

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Exchange Traded Written Call Options(a)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received		Value at July 31, 2016	Unrealized Appreciation (Depreciation)
Brent Crude Futures	October 2016	$50.00	6	$7,440	*	$1,260	$(6,180)

Exchange Traded Written Put Options(a)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received		Value at July 31, 2016	Unrealized Appreciation (Depreciation)
Wheat Futures	September 2016	$4.50	7	$3,692		$15,181	$(11,489)
Brent Crude Futures	December 2017	70.00	3	44,400	*	68,460	(24,060)

			10	$48,092		$83,641	$(35,549)

Futures Contracts(a)

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2016	Unrealized Appreciation (Depreciation)
4	Long	Aluminum Futures	September 2016	$165,625	$164,025	$(1,600)
3	Short	Aluminum Futures	September 2016	125,700	123,019	2,681
16	Long	Aluminum Futures	December 2016	630,310	660,600	30,290
16	Short	Aluminum Futures	December 2016	661,600	660,600	1,000
57	Long	Brent Crude Futures	November 2016	2,620,421	2,506,860	(113,561)
38	Long	Brent Crude Futures	December 2016	1,621,796	1,693,660	71,864
22	Short	Brent Crude Futures	December 2018	1,223,138	1,138,720	84,418
15	Long	Coffee Futures	December 2016	697,763	840,938	143,175
21	Long	Copper Futures	September 2016	2,462,182	2,583,656	121,474
8	Short	Copper Futures	September 2016	926,934	984,250	(57,316)
74	Long	Corn Futures	December 2016	1,336,350	1,268,175	(68,175)
11	Long	Cotton Futures	December 2016	326,333	407,220	80,887
3	Long	Gasoil Futures	September 2016	134,800	113,175	(21,625)
29	Long	Gasoline Futures	September 2016	1,694,225	1,607,029	(87,196)
15	Short	Gasoline Futures	December 2016	888,023	769,482	118,541
20	Long	Gold Futures	December 2016	2,673,700	2,715,000	41,300
21	Long	Heating Oil Futures	September 2016	1,262,591	1,153,215	(109,376)
14	Long	Lean Hogs Futures	October 2016	389,412	330,680	(58,732)
87	Long	Natural Gas Futures	September 2016	2,272,012	2,502,120	230,108
10	Short	Natural Gas Futures	January 2017	291,715	343,600	(51,885)
10	Short	Natural Gas Futures	April 2017	303,060	307,000	(3,940)
24	Long	Nickel Futures	September 2016	1,250,496	1,528,416	277,920
1	Short	Nickel Futures	September 2016	62,694	63,684	(990)
6	Long	Palladium Futures	September 2016	349,239	425,850	76,611
9	Long	Platinum Futures	October 2016	442,185	517,770	75,585
17	Long	Silver Futures	September 2016	1,481,235	1,729,495	248,260
16	Long	Soybean Futures	November 2016	870,880	802,400	(68,480)
6	Long	Soybean Meal Futures	December 2016	241,880	208,620	(33,260)
56	Long	Soybean Oil	December 2016	1,059,607	1,036,560	(23,047)
68	Long	Sugar Futures	October 2016	1,311,184	1,450,848	139,664
18	Long	Wheat Futures	September 2016	423,309	366,975	(56,334)
10	Long	Wheat Futures	September 2016	238,425	204,875	(33,550)
13	Long	Wheat Futures	December 2016	292,087	283,400	(8,687)
37	Long	WTI Crude Futures	October 2016	1,627,100	1,566,210	(60,890)
3	Long	WTI Crude Futures	December 2016	131,187	131,520	333
4	Long	WTI Crude Futures	December 2017	200,730	192,160	(8,570)
5	Short	WTI Crude Futures	December 2018	269,837	250,350	19,487
23	Long	Zinc Futures	September 2016	1,105,260	1,289,438	184,178

						$1,080,562

Over the Counter Total Return Swap Contracts(a)†

Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Gross Unrealized Appreciation/ (Depreciation)
Chase Bank NA	693	09/30/2016	(0.250)%	S&P GSCI Grains Index	$—
Goldman Sachs	175	09/30/2016	(0.150)%	S&P GSCI Industrial Metals Index	—
Chase Bank NA	12,903	09/30/2016	(0.090)%	Bloomberg Commodity Index	—
Chase Bank NA	916	03/31/2017	(0.090)%	Bloomberg Commodity Index	—

					$—

(a)	The security is owned by the SunAmerica Commodity Strategy Cayman Fund, Ltd. which is a wholly-owned subsidiary of the SunAmerica Commodity Strategy Fund.
†	Illiquid security. At July 31, 2016, the aggregate value of these securities was $0, representing 0.0% of net assets.
*	Represents value at trade date

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$1,003,886	$—	$1,003,886
U.S. Government Treasuries	—	2,201,469	—	2,201,469
Common Stocks	436,734	—	—	436,734
Exchange -Traded Funds	185,442	—	—	185,442
Options-Purchased	14,580	—	—	14,580
Short-Term Investment Securities	—	17,925,675	—	17,925,675
Repurchase Agreements	—	16,065,000	—	16,065,000

Total Investments at Value	$636,756	$37,196,030	$—	$37,832,786

Other Financial Instruments:+
Futures Contracts	$1,947,776	$—	$—	$1,947,776

LIABILITIES:
Other Financial Instruments:+
Exchange Traded Written Call Options	$6,180	$—	$—	$6,180
Exchange Traded Written Put Options	35,549	—	—	35,549
Futures Contracts	867,214	—	—	867,214

Total Other Financial Instruments	$908,943	$—	$—	$908,943

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

+	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series SunAmerica Global Trends Fund

PORTFOLIO OF INVESTMENTS - July 31, 2016@ - (unaudited)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS - 97.3%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$7,835,000	$7,835,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(2)	1,975,000	1,975,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	6,515,000	6,515,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(2)	1,630,000	1,630,000
BNP Paribas SA Joint Repurchase Agreement(1)	6,515,000	6,515,000
BNP Paribas SA Joint Repurchase Agreement(1)(2)	1,630,000	1,630,000
Deutsche Bank AG Joint Repurchase Agreement(1)	6,130,000	6,130,000
Deutsche Bank AG Joint Repurchase Agreement(1)(2)	1,535,000	1,535,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	4,560,000	4,560,000
RBS Securities, Inc. Joint Repurchase Agreement(1)(2)	1,140,000	1,140,000

Total Repurchase Agreements (cost $39,465,000)		39,465,000

TOTAL INVESTMENTS (cost $39,465,000)(3)	97.3%	39,465,000
Other assets less liabilities	2.7	1,115,430

NET ASSETS	100.0%	$40,580,430

@	Consolidated (see Note 1).
(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd. which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.
(3)	See Note 4 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2016	Unrealized Appreciation (Depreciation)
24	Long	Copper Future(a)	September 2016	$1,306,425	$1,332,900	$26,475
43	Long	EURO-Bund	September 2016	8,031,726	8,067,301	35,575
45	Long	FTSE 100 Index	September 2016	3,987,502	3,976,206	(11,296)
20	Long	Gold Future(a)	December 2016	2,668,680	2,715,000	46,320
10	Long	HANG SENG Index	August 2016	1,416,954	1,403,253	(13,701)
17	Long	Nikkei 225 Index	September 2016	2,759,054	2,767,384	8,330
17	Long	Russell 2000 Mini Index	September 2016	2,051,410	2,068,900	17,490
19	Long	S&P500 E-Mini Index	September 2016	2,049,150	2,059,790	10,640
13	Long	Silver Future(a)	September 2016	1,315,225	1,322,555	7,330
122	Long	Sugar Future(a)	October 2016	2,594,452	2,602,992	8,540
31	Long	US Treasury 10 YR Notes	September 2016	4,100,234	4,124,453	24,219
23	Long	US Treasury Long Bond	September 2016	3,979,000	4,012,063	33,063

						$192,985

(a)	The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Agricole CIB	BRL	4,600,000	USD	1,420,191	08/02/2016	$4,371	$—
	USD	1,360,625	BRL	4,600,000	08/02/2016	55,195	—

						59,566	—

Goldman Sachs International	BRL	4,600,000	USD	1,404,580	08/02/2016	—	(11,240)
	USD	1,420,191	BRL	4,600,000	08/02/2016	—	(4,371)
	USD	1,390,337	BRL	4,600,000	09/02/2016	13,129	—

						13,129	(15,611)

						—	—

Net Unrealized Appreciation/(Depreciation)						$72,695	$(15,611)

BRL - Brazilian Real

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Repurchase Agreements	$—	$39,465,000	$—	$39,465,000

Total Investments at Value	$—	$39,465,000	$—	$39,465,000

Other Financial Instruments:+
Futures Contracts	$217,982	$—	$—	$217,982
Forward Foreign Currency Contracts	—	72,695	—	72,695

Total Other Financial Instruments	$217,982	$72,695	$—	$290,677

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$24,997	$—	$—	$24,997
Forward Foreign Currency Contracts	—	15,611	—	15,611

Total Other Financial Instruments	$24,997	$15,611	$—	$40,608

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund

PORTFOLIO OF INVESTMENTS - July 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 100.0%
Apparel Manufacturers - 2.6%
Under Armour, Inc., Class A†	178,000	$7,023,880
Under Armour, Inc., Class C†	179,263	6,399,689

		13,423,569

Auto-Cars/Light Trucks - 3.5%
Tesla Motors, Inc.†	75,664	17,765,151

Commercial Services - 2.0%
CoStar Group, Inc.†	49,000	10,187,100

Consulting Services - 1.5%
Verisk Analytics, Inc.†	88,000	7,504,640

Diagnostic Kits - 1.8%
IDEXX Laboratories, Inc.†	95,000	8,910,050

Distribution/Wholesale - 0.8%
Fastenal Co.	90,000	3,847,500

E-Commerce/Products - 13.1%
Alibaba Group Holding, Ltd. ADR†	430,854	35,536,838
Amazon.com, Inc.†	40,748	30,919,990

		66,456,828

Enterprise Software/Service - 0.9%
Benefitfocus, Inc.†	110,066	4,732,838

Finance-Credit Card - 7.1%
Visa, Inc., Class A	459,657	35,876,229

Finance-Investment Banker/Broker - 1.4%
Charles Schwab Corp.	246,500	7,005,530

Food-Canned - 1.4%
TreeHouse Foods, Inc.†	70,000	7,223,300

Hotels/Motels - 3.0%
Hyatt Hotels Corp., Class A†	300,000	15,132,000

Insurance-Property/Casualty - 2.3%
Arch Capital Group, Ltd.†	160,000	11,620,800

Internet Content-Entertainment - 9.2%
Facebook, Inc., Class A†	378,031	46,853,162

Medical-Drugs - 5.8%
Zoetis, Inc.	579,394	29,242,015

Medical-HMO - 6.7%
UnitedHealth Group, Inc.	236,999	33,938,257

Multimedia - 2.8%
FactSet Research Systems, Inc.	83,000	14,272,680

Professional Sports - 2.0%
Manchester United PLC, Class A	660,862	10,342,490

Resort/Theme Parks - 5.2%
Vail Resorts, Inc.	184,000	26,324,880

Retail-Automobile - 0.7%
CarMax, Inc.†	60,000	3,495,600

Retail-Building Products - 7.1%
Home Depot, Inc.	260,938	36,072,069

Retail-Discount - 7.6%
Dollar Tree, Inc.†	398,249	38,347,396

Retail-Restaurants - 11.5%
Chipotle Mexican Grill, Inc.†	75,703	32,097,315
Starbucks Corp.	454,043	26,357,196

		58,454,511

Total Long-Term Investment Securities (cost $387,169,921)		507,028,595

SHORT-TERM INVESTMENT SECURITIES - 0.3%
Time Deposits - 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/2016 (cost $1,499,000)	$1,499,000	$1,499,000

TOTAL INVESTMENTS (cost $388,668,921)(1)	100.3%	508,527,595
Liabilities in excess of other assets	(0.3)	(1,590,479)

NET ASSETS	100.0%	$506,937,116

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$507,028,595	$—	$—	$507,028,595
Short-Term Investment Securities	—	1,499,000	—	1,499,000

Total Investments at Value	$507,028,595	$1,499,000	$—	$508,527,595

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund

PORTFOLIO OF INVESTMENTS - July 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 99.6%
Banks-Super Regional - 5.9%
US Bancorp	761,100	$32,095,587

Building & Construction Products-Misc. - 5.0%
Owens Corning	514,500	27,222,195

Cable/Satellite TV - 5.9%
Comcast Corp., Class A	479,485	32,245,366

Cruise Lines - 4.6%
Carnival Corp.	534,815	24,986,557

Diversified Banking Institutions - 6.8%
Citigroup, Inc.	373,544	16,364,963
JPMorgan Chase & Co.	325,853	20,844,816

		37,209,779

E-Commerce/Products - 9.6%
Alibaba Group Holding, Ltd. ADR†	341,623	28,177,065
Amazon.com, Inc.†	32,317	24,522,463

		52,699,528

E-Services/Consulting - 5.0%
CDW Corp.	632,500	27,153,225

Finance-Credit Card - 5.2%
Visa, Inc., Class A	366,768	28,626,242

Internet Content-Entertainment - 6.8%
Facebook, Inc., Class A†	300,739	37,273,592

Medical-Drugs - 4.2%
Zoetis, Inc.	458,247	23,127,726

Medical-Generic Drugs - 4.7%
Teva Pharmaceutical Industries, Ltd. ADR	479,800	25,669,300

Medical-HMO - 11.7%
Aetna, Inc.	322,300	37,132,183
UnitedHealth Group, Inc.	187,256	26,815,059

		63,947,242

Oil Companies-Integrated - 5.0%
Suncor Energy, Inc.	1,014,600	27,302,886

Retail-Building Products - 5.2%
Home Depot, Inc.	205,715	28,438,042

Retail-Discount - 5.6%
Dollar Tree, Inc.†	316,906	30,514,879

Retail-Restaurants - 8.4%
Chipotle Mexican Grill, Inc.†	59,942	25,414,809
Starbucks Corp.	358,770	20,826,598

		46,241,407

Total Long-Term Investment Securities (cost $484,120,457)		544,753,553

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Time Deposits - 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/2016 (cost $3,590,000)	$3,590,000	3,590,000

TOTAL INVESTMENTS (cost $487,710,457)(1)	100.2%	548,343,553
Liabilities in excess of other assets	(0.2)	(1,316,336)

NET ASSETS	100.0%	$547,027,217

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$544,753,553	$—	$—	$544,753,553
Short-Term Investment Securities	—	3,590,000	—	3,590,000

Total Investments at Value	$544,753,553	$3,590,000	$—	$548,343,553

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series SunAmerica Income Explorer Fund

PORTFOLIO OF INVESTMENTS - July 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 24.6%
Aerospace/Defense - 0.5%
BAE Systems PLC	17,621	$124,532

Agricultural Chemicals - 0.5%
Yara International ASA	3,934	127,898

Airlines - 0.4%
easyJet PLC	8,894	122,534

Auto-Cars/Light Trucks - 0.5%
Fuji Heavy Industries, Ltd.	3,600	141,657

Building-Residential/Commercial - 1.1%
Berkeley Group Holdings PLC	4,036	143,311
Persimmon PLC	7,051	157,425

		300,736

Cellular Telecom - 1.4%
Advanced Info Service PCL	27,200	139,007
America Movil SAB de CV, Series L	200,100	115,151
MTN Group, Ltd.	12,660	127,938

		382,096

Chemicals-Diversified - 1.4%
Evonik Industries AG	4,210	131,225
K+S AG	6,132	128,097
LyondellBasell Industries NV, Class A	1,700	127,942

		387,264

Circuit Boards - 0.5%
Zhen Ding Technology Holding, Ltd.	67,000	137,471

Computers - 0.5%
HP, Inc.	9,948	139,371

Computers-Memory Devices - 0.5%
Western Digital Corp.	2,700	128,277

Electric-Generation - 0.4%
Huaneng Power International, Inc.	200,000	122,448

Electronic Components-Misc. - 1.0%
Hon Hai Precision Industry Co., Ltd.	47,200	129,965
Pegatron Corp.	57,000	139,809

		269,774

Explosives - 0.5%
Orica, Ltd.	13,012	139,922

Finance-Other Services - 1.1%
ASX, Ltd.	3,551	134,119
Japan Exchange Group, Inc.	10,500	151,272

		285,391

Food-Retail - 2.0%
Casino Guichard Perrachon SA	2,272	123,068
METRO AG	4,110	132,244
Wesfarmers, Ltd.	4,128	134,674
Woolworths, Ltd.	7,957	141,558

		531,544

Human Resources - 1.6%
Adecco Group AG	2,558	140,410
ManpowerGroup, Inc.	2,000	138,800

Randstad Holding NV	3,305	142,183

		421,393

Insurance-Multi-line - 1.0%
BB Seguridade Participacoes SA	15,000	139,434
Mapfre SA	57,878	141,839

		281,273

Internet Security - 0.4%
Symantec Corp.	6,000	122,580

Investment Management/Advisor Services - 0.5%
Aberdeen Asset Management PLC	34,203	144,172

Metal Processors & Fabrication - 0.4%
Catcher Technology Co., Ltd.	17,000	118,222

Metal-Diversified - 1.0%
MMC Norilsk Nickel PJSC ADR	8,860	130,419
Rio Tinto, Ltd.	3,435	129,373

		259,792

Miscellaneous Manufacturing - 0.5%
CRRC Corp., Ltd.	137,000	125,550

Multimedia - 1.0%
Viacom, Inc., Class B	3,000	136,410
Vivendi SA	6,551	128,793

		265,203

Networking Products - 0.5%
Telefonaktiebolaget LM Ericsson, Class B	16,472	122,813

Oil Companies-Integrated - 0.5%
Lukoil PJSC ADR	2,854	124,029

Oil Refining & Marketing - 0.9%
HollyFrontier Corp.	5,300	134,726
Tupras Turkiye Petrol Rafinerileri AS	5,612	119,944

		254,670

Oil-Field Services - 0.5%
Technip SA	2,350	131,168

Real Estate Operations & Development - 0.5%
China Vanke Co., Ltd.	57,900	130,899

Retail-Apparel/Shoe - 1.1%
Gap, Inc.	5,800	149,582
HUGO BOSS AG	2,337	138,607

		288,189

Retail-Regional Department Stores - 0.5%
Macy’s, Inc.	3,700	132,571

Semiconductor Components-Integrated Circuits - 0.4%
Novatek Microelectronics Corp.	33,000	115,779

Telecom Services - 0.5%
Telenor ASA	7,490	125,083

Telephone-Integrated - 0.5%
CenturyLink, Inc.	4,234	133,117

Total Common Stocks (cost $6,471,605)		6,637,418

PREFERRED SECURITIES - 14.2%
Agricultural Operations - 0.3%
CHS, Inc. Series 4 7.50%	2,456	74,540

Banks-Commercial - 1.0%
Barclays Bank PLC Series 5 8.13%	1,600	41,824

BB&T Corp. 5.63%	850	23,222
First Republic Bank 5.50%	1,725	47,610
ING Groep NV 7.05%	1,948	51,427
ING Groep NV 7.20%	1,700	44,659
Regions Financial Corp. FRS Series B 6.38%	1,748	50,587

		259,329

Banks-Fiduciary - 0.3%
State Street Corp. FRS Series G 5.35%	3,200	88,544

Banks-Money Center - 0.1%
National Westminster Bank PLC Series C 7.76%	1,424	37,465

Banks-Special Purpose - 0.5%
AgriBank FCB FRS 6.88%	1,250	134,961

Banks-Super Regional - 1.2%
Capital One Financial Corp. 5.20%	2,000	50,080
Fifth Third Bancorp FRS Series I 6.63%	712	22,079
Huntington Bancshares, Inc. 6.25%	3,775	104,605
Wells Fargo & Co. 5.70%	2,044	54,984
Wells Fargo & Co. FRS 5.85%	2,175	60,726
Wells Fargo & Co. FRS 6.63%	1,412	42,699

		335,173

Diversified Banking Institutions - 2.1%
Bank of America Corp. Series EE 6.00%	3,500	92,680
Bank of America Corp. 6.20%	2,000	53,320
Bank of America Corp. Series Y 6.50%	911	24,907
Citigroup Capital XIII FRS 7.12%	867	22,707
Citigroup, Inc. Series S 6.30%	2,083	55,824
Citigroup, Inc. FRS Series J 7.13%	2,395	72,042

HSBC Holdings PLC Series 2 8.00%	1,425	38,233
JPMorgan Chase & Co. Series Y 6.13%	1,800	48,780
Morgan Stanley FRS Series I 6.38%	3,172	88,848
Morgan Stanley FRS Series F 6.88%	2,343	69,118

		566,459

E-Commerce/Products - 0.2%
eBay, Inc. 6.00%	1,800	48,204

Electric-Integrated - 1.7%
Dominion Resources, Inc. 5.25%	2,000	51,180
DTE Energy Co 5.38%	1,951	50,199
Entergy New Orleans, Inc. 5.50%	1,100	29,656
Integrys Holding, Inc. FRS 6.00%	1,428	39,147
NextEra Energy Capital Holdings, Inc. 5.25%	2,400	61,032
SCE Trust IV FRS Series J 5.38%	1,000	29,650
SCE Trust V FRS 5.45%	2,593	74,834
Southern Co. 6.25%	4,600	128,800

		464,498

Finance-Investment Banker/Broker - 0.6%
Charles Schwab Corp. 5.95%	3,600	98,964
Stifel Financial Corp. Series A 6.25	1,900	50,046

		149,010

Insurance-Multi-line - 0.5%
Aegon NV 6.50%	1,610	42,729
Allstate Corp. Series E 6.63%	925	26,187
American Financial Group, Inc. 6.00%	1,800	48,834
Hartford Financial Services Group, Inc. FRS 7.88%	832	26,100

		143,850

Insurance-Property/Casualty - 0.6%
Hanover Insurance Group, Inc. 6.35%	1,600	41,568

WR Berkley Corp. 5.75%	2,390	61,805
WR Berkley Corp. 5.90%	1,900	50,274

		153,647

Insurance-Reinsurance - 0.8%
Endurance Specialty Holdings, Ltd. Series C 6.35%	2,100	59,031
PartnerRe, Ltd. 6.50%	1,545	44,033
PartnerRe, Ltd. 7.25%	237	7,226
Reinsurance Group of America, Inc. FRS 5.75%	2,000	53,540
Validus Holdings, Ltd. Series A 5.88	1,700	43,316

		207,146

Investment Management/Advisor Services - 0.2%
Ares Management LP 7.00%	2,000	52,180

Private Equity - 0.2%
KKR & Co. LP 6.75%	2,000	54,640

Real Estate Investment Trusts - 2.9%
Cedar Realty Trust, Inc. Series B 7.25%	700	18,417
Chesapeake Lodging Trust Series A 7.75%	1,000	26,410
CoreSite Realty Corp. Series A 7.25%	1,400	37,030
Corporate Office Properties Trust Series L 7.38%	2,300	60,651
DDR Corp. 6.25%	3,268	84,609
DDR Corp. Series J 6.50%	1,000	25,810
Pennsylvania Real Estate Investment Trust Series A 8.25%	1,450	38,164
PS Business Parks, Inc. Series U 5.75%	1,500	39,000
Public Storage 5.13%	2,000	52,340
Retail Properties of America, Inc. Series A 7.00%	1,500	40,500

Sabra Health Care REIT, Inc. Series A 7.13%	2,000	53,700
Saul Centers, Inc. Series C 6.88%	820	21,681
Summit Hotel Properties, Inc. Series B 7.88%	800	21,392
Taubman Centers, Inc. Series K 6.25%	2,160	56,570
Urstadt Biddle Properties, Inc. Series F 7.13%	1,600	42,496
VEREIT, Inc. Series F 6.70%	4,755	128,480
Vornado Realty Trust Series I 6.63%	1,000	25,750

		773,000

Sovereign Agency - 0.9%
Farm Credit Bank of Texas FRS 6.75%	1,200	129,600
Farm Credit Bank of Texas 10.00%	100	120,000

		249,600

Telecom Services - 0.1%
Qwest Corp. 7.50%	1,400	35,882

Total Preferred Securities (cost $3,505,866)		3,828,128

PREFERRED SECURITIES/CAPITAL SECURITIES - 17.8%
Banks-Commercial - 1.0%
CoBank ACB FRS Series I 6.25% due 10/01/2026(1)	66,000	71,426
Rabobank Nederland FRS 11.00% due 06/30/2019*(1)	150,000	183,375

		254,801

Banks-Fiduciary - 0.1%
Bank of New York Mellon Corp. FRS 4.63% due 09/20/2026(1)	35,000	34,913

Banks-Money Center - 0.9%
Dresdner Funding Trust I 8.15% due 06/30/2031*	100,000	117,895
HSBC Capital Funding LP FRS 10.18% due 06/30/2030*(1)	75,000	110,250

		228,145

Banks-Super Regional - 1.5%
PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(1)	125,000	140,469

Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(1)	100,000	110,125
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(1)	135,000	143,268

		393,862

Diversified Banking Institutions - 5.5%
Bank of America Corp. FRS 6.30% due 03/10/2026(1)	100,000	108,969
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(1)	145,000	158,322
Citigroup, Inc. FRS 6.13% due 11/15/2020(1)	45,000	46,790
Citigroup, Inc. FRS Series T 6.25% due 08/15/2026(1)	100,000	107,750
Credit Agricole SA VRS 8.13% due 12/23/2025*(1)	200,000	210,500
Goldman Sachs Capital I 6.35% due 02/15/2034	21,000	25,416
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(1)	45,000	46,328
JPMorgan Chase & Co. FRS Series S 6.75% due 02/01/2024(1)	150,000	168,922
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(1)	155,000	161,200
Lloyds Banking Group PLC VRS 7.50% due 06/27/2024(1)	200,000	199,500
Royal Bank of Scotland Group PLC FRS 7.65% due 09/30/2031(1)	45,000	52,762
UBS Group AG VRS 7.13% due 02/19/2020(1)	200,000	205,130

		1,491,589

Diversified Manufacturing Operations - 1.0%
General Electric Co. FRS Series D 5.00% due 01/21/2021(1)	246,000	265,065

Electric-Integrated - 1.6%
Emera, Inc. FRS 6.75% due 06/15/2076	188,000	203,228
Enel SpA VRS 8.75% due 09/24/2073*	200,000	231,750

		434,978

Finance-Other Services - 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 5.25% due 04/20/2046	36,000	38,009

Insurance-Life/Health - 2.7%
Dai-ichi Life Insurance Co., Ltd. FRS 7.25% due 07/25/2021*(1)	50,000	59,375
Meiji Yasuda Life Insurance Co. VRS 5.20% due 10/20/2045*	200,000	221,940
Nippon Life Insurance Co. VRS 4.70% due 01/20/2046*	200,000	216,790
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	137,000	146,693
Prudential Financial, Inc. FRS 5.88% due 09/15/2042	74,000	82,010

		726,808

Insurance-Multi-line - 1.2%
MetLife Capital Trust IV 7.88% due 12/15/2067*	100,000	123,950
MetLife Capital Trust X 9.25% due 04/08/2068*	100,000	142,875
MetLife, Inc. FRS 5.25% due 06/15/2020(1)	57,000	57,046

		323,871

Insurance-Mutual - 0.5%
Liberty Mutual Group, Inc. 7.80% due 03/07/2087*	125,000	139,063

Insurance-Property/Casualty - 0.8%
QBE Insurance Group, Ltd. VRS 6.75% due 12/02/2044	200,000	219,750

Insurance-Reinsurance - 0.8%
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd. VRS 8.25% due 09/01/2018(1)	200,000	215,000

Pipelines - 0.1%
Transcanada Trust FRS 5.63% due 05/20/2075	25,000	24,188

Total Preferred Securities/Capital Securities (cost $4,545,915)		4,790,042

REGISTERED INVESTMENT COMPANIES - 40.3%
Domestic Equity Investment Companies - 6.8%
Eaton Vance Tax-Advantaged Dividend Income Fund	23,036	483,756
Eaton Vance Tax-Managed Diversified Equity Income Fund	29,790	316,966
First Trust Energy Income and Growth Fund	2,171	56,034
Gabelli Dividend & Income Trust	16,038	320,760
Gabelli Equity Trust, Inc.	27,458	157,609
John Hancock Tax-Advantaged Dividend Income Fund	18,021	451,606
Tortoise Energy Infrastructure Corp.	1,725	53,302

		1,840,033

Domestic Fixed Income Investment Companies - 22.0%
AllianzGI Convertible & Income Fund	37,561	253,161
AllianzGI Convertible & Income Fund II	34,125	197,584

BlackRock Corporate High Yield Fund, Inc.	16,358	176,012
BlackRock Limited Duration Income Trust	7,420	115,975
BlackRock Taxable Municipal Bond Trust	4,710	115,065
Calamos Convertible and High Income Fund	13,363	152,873
DoubleLine Income Solutions Fund	13,289	257,408
Eaton Vance Limited Duration Income Fund	13,377	185,004
Eaton Vance Senior Floating-Rate Trust	4,966	66,644
Flaherty & Crumrine Preferred Securities Income Fund, Inc.	9,659	208,634
Flaherty & Crumrine Total Return Fund, Inc.	8,259	178,642
Franklin Limited Duration Income Trust	8,224	96,961
Guggenheim Taxable Municipal Managed Duration Trust	4,487	105,803
John Hancock Preferred Income Fund	11,090	257,510
MFS Multimarket Income Trust	21,714	134,193
New America High Income Fund, Inc.	31,443	277,013
Nuveen Credit Strategies Income Fund	42,694	359,910
Nuveen Floating Rate Income Fund	4,684	50,025
Nuveen Floating Rate Income Opportunity Fund	10,848	116,291
Nuveen Mortgage Opportunity Term Fund	3,271	77,261
Nuveen Preferred Income Opportunities Fund	39,389	410,827
Nuveen Short Duration Credit Opportunities Fund	10,557	170,601
PIMCO Corporate & Income Opportunity Fund	18,588	274,173
PIMCO Dynamic Credit and Mortgage Income Fund	20,997	418,050
PIMCO High Income Fund	2,217	22,237
PIMCO Income Strategy Fund II	46,105	432,926
Pioneer Floating Rate Trust	14,589	168,211
Pioneer High Income Trust	15,641	163,605
Wells Fargo Income Opportunities Fund	24,138	203,001
Western Asset Global Corporate Defined Opportunity Fund, Inc.	9,009	159,369
Western Asset High Yield Defined Opportunity Fund, Inc.	8,485	128,123

		5,933,092

Domestic Mixed Allocation Investment Companies - 2.1%
Clough Global Opportunities Fund	8,757	84,505
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	19,207	479,407

		563,912

International Fixed Income Investment Companies - 9.4%
AllianceBernstein Global High Income Fund, Inc.	16,462	206,269
First Trust Aberdeen Global Opportunity Income Fund	15,142	175,496

Legg Mason BW Global Income Opportunities Fund, Inc.	27,086	366,203
Nuveen Preferred & Income Term Fund	15,478	380,604
PIMCO Dynamic Income Fund	15,924	461,477
PIMCO Income Opportunity Fund	16,958	403,600
Stone Harbor Emerging Markets Income Fund	7,100	109,908
Templeton Global Income Fund	6,006	38,859
Wells Fargo Multi-Sector Income Fund	17,489	226,832
Western Asset Global High Income Fund, Inc.	15,650	156,813

		2,526,061

Total Registered Investment Companies (cost $11,399,425)		10,863,098

U.S. CORPORATE BONDS & NOTES - 0.3%
Telecom Services - 0.2%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	$40,000	41,575

Telephone-Integrated - 0.1%
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	41,000	38,437

Total U.S. Corporate Bonds & Notes (cost $81,125)		80,012

FOREIGN CORPORATE BONDS & NOTES - 0.1%
Insurance-Multi-line - 0.1%
AXA SA Sub. Notes 8.60% due 12/15/2030 (cost $33,647)	25,000	35,145

Total Long-Term Investment Securities (cost $26,037,583)		26,233,843

SHORT-TERM INVESTMENT SECURITIES - 2.3%
Time Deposits - 2.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/2016 (cost $631,000)	631,000	631,000

TOTAL INVESTMENTS (cost $26,668,583)(2)	99.6%	26,864,843
Other assets less liabilities	0.4	110,304

NET ASSETS	100.0%	$26,975,147

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2016, the aggregate value of these securities was $1,757,763 representing 6.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	See Note 4 for cost of investments on a tax basis.

ADR	- American Depositary Receipt
FRS	- Floating Rate Security
VRS	- Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$6,637,418	$—	$—	$6,637,418
Preferred Securities:
Banks-Special Purpose	—	134,961	—	134,961
Sovereign Agency	—	249,600	—	249,600
Other industries	3,443,567	—	—	3,443,567
Preferred Securities/Capital Securities	—	4,790,042	—	4,790,042
Registered Investment Companies	10,863,098	—	—	10,863,098
U.S. Corporate Bonds & Notes	—	80,012	—	80,012
Foreign Corporate Bonds & Notes	—	35,145	—	35,145
Short-Term Investment Securities	—	631,000	—	631,000

Total Investments at Value	$20,944,083	$5,920,760	$—	$26,864,843

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series SunAmerica Small-Cap Fund

PORTFOLIO OF INVESTMENTS - July 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 96.6%
Advertising Agencies - 0.0%
MDC Partners, Inc., Class A	686	$8,753

Advertising Services - 0.0%
Marchex, Inc., Class B†	447	1,417

Aerospace/Defense - 0.2%
Aerovironment, Inc.†	274	7,768
Cubic Corp.	337	13,763
Esterline Technologies Corp.†	396	24,089
Kratos Defense & Security Solutions, Inc.†	621	2,738
National Presto Industries, Inc.	66	5,910
Teledyne Technologies, Inc.†	458	48,090

		102,358

Aerospace/Defense-Equipment - 0.3%
AAR Corp.	443	10,703
Aerojet Rocketdyne Holdings, Inc.†	797	15,031
Astronics Corp.†	259	9,912
Astronics Corp., Class B†	37	1,413
Curtiss-Wright Corp.	593	52,771
Ducommun, Inc.†	139	2,688
Kaman Corp.	359	15,495
KLX, Inc.†	707	22,836
Moog, Inc., Class A†	428	23,570
Triumph Group, Inc.	660	20,348

		174,767

Agricultural Operations - 0.0%
Alico, Inc.	42	1,242
Andersons, Inc.	359	13,276
Griffin Land & Nurseries, Inc.	9	290
Limoneira Co.	157	2,777
Tejon Ranch Co.†	186	4,886

		22,471

Airlines - 0.2%
Allegiant Travel Co.	176	22,840
Hawaiian Holdings, Inc.†	706	32,144
SkyWest, Inc.	673	19,362
Virgin America, Inc.†	259	14,483

		88,829

Apparel Manufacturers - 0.1%
Columbia Sportswear Co.	361	20,667
Delta Apparel, Inc.†	95	2,270
Oxford Industries, Inc.	203	11,607
Sequential Brands Group, Inc.†	525	4,268
Superior Uniform Group, Inc.	108	1,736
Vince Holding Corp.†	289	1,445

		41,993

Appliances - 0.0%
iRobot Corp.†	359	13,613

Applications Software - 1.6%
Appfolio, Inc.†	101	1,624
Brightcove, Inc.†	401	4,199
Callidus Software, Inc.†	15,206	312,179
Cvent, Inc.†	403	13,146
Ebix, Inc.	337	17,969
Epiq Systems, Inc.	312	5,098
Five9, Inc.†	442	5,574
HubSpot, Inc.†	386	21,072
Imperva, Inc.†	384	18,094
inContact, Inc.†	786	10,925
Jive Software, Inc.†	773	2,937
MINDBODY, Inc., Class A†	192	3,374
New Relic, Inc.†	294	10,125
Park City Group, Inc.†	173	1,692
Paycom Software, Inc.†	589	27,807
PDF Solutions, Inc.†	18,062	298,023
Progress Software Corp.†	671	19,499
RealPage, Inc.†	723	18,184
Tangoe, Inc.†	370	2,993
Verint Systems, Inc.†	831	29,309

		823,823

Athletic Equipment - 0.5%
Nautilus, Inc.†	12,155	229,000
Performance Sports Group Ltd†	511	1,702

		230,702

Auction Houses/Art Dealers - 0.1%
B. Riley Financial, Inc.	124	1,126
Sotheby’s	701	22,705

		23,831

Audio/Video Products - 0.6%
Daktronics, Inc.	491	3,177
DTS, Inc.†	233	6,475
TiVo, Inc.†	1,258	13,259
Universal Electronics, Inc.†	3,549	274,480

		297,391

Auto Repair Centers - 0.1%
Monro Muffler Brake, Inc.	420	26,300

Auto-Heavy Duty Trucks - 0.0%
Blue Bird Corp.†	72	1,014
Navistar International Corp.†	663	8,500
Workhorse Group, Inc.†	153	1,005

		10,519

Auto-Truck Trailers - 0.0%
Wabash National Corp.†	864	12,511

Auto/Truck Parts & Equipment-Original - 1.3%
American Axle & Manufacturing Holdings, Inc.†	1,027	17,880
Cooper-Standard Holding, Inc.†	199	17,522
Dana Holding Corp.	1,997	27,239
Federal-Mogul Holdings Corp.†	411	3,633
Gentherm, Inc.†	488	16,377
Horizon Global Corp.†	23,033	300,581
Meritor, Inc.†	1,161	9,729
Metaldyne Performance Group, Inc.	201	3,194
Miller Industries, Inc.	147	3,155
Modine Manufacturing Co.†	630	6,048
Spartan Motors, Inc.	445	3,778
Strattec Security Corp.	47	2,096
Superior Industries International, Inc.	336	10,268
Supreme Industries, Inc. Class A	173	2,906
Tenneco, Inc.†	755	42,672
Titan International, Inc.	593	3,920
Tower International, Inc.	8,733	201,558
Unique Fabricating, Inc.	88	1,183

		673,739

Auto/Truck Parts & Equipment-Replacement - 0.7%
Dorman Products, Inc.†	355	22,614
Douglas Dynamics, Inc.	5,919	158,629
Motorcar Parts of America, Inc.†	6,171	172,973
Standard Motor Products, Inc.	288	12,079

		366,295

B2B/E-Commerce - 0.0%
ePlus, Inc.†	84	7,065
Global Sources, Ltd.†	110	988
TechTarget, Inc.†	250	2,280

		10,333

Banks-Commercial - 5.6%
1st Source Corp.	209	7,024
Access National Corp.	109	2,423
ACNB Corp.	80	2,068
Allegiance Bancshares, Inc.†	146	3,688
American National Bankshares, Inc.	110	2,889
Ameris Bancorp	456	15,121
Ames National Corp.	114	3,095
Arrow Financial Corp.	146	4,612
Atlantic Capital Bancshares, Inc.†	232	3,441
BancFirst Corp.	104	6,819
Bancorp, Inc.†	470	2,491
BancorpSouth, Inc.	1,160	27,631
Bank of Marin Bancorp	80	3,966
Bank of the Ozarks, Inc.	1,188	42,741
Bankwell Financial Group, Inc.	77	1,695
Banner Corp.	402	16,779
Bar Harbor Bankshares	79	2,898
Blue Hills Bancorp, Inc.	329	4,688
BNC Bancorp	507	12,300
Bridge Bancorp, Inc.	223	6,492
Bryn Mawr Bank Corp.	4,528	132,806
C&F Financial Corp.	42	1,919
Camden National Corp.	135	5,870
Capital Bank Financial Corp., Class A	265	7,921
Capital City Bank Group, Inc.	147	2,104
Cardinal Financial Corp.	420	10,819
Carolina Financial Corp.	137	2,621
Cascade Bancorp†	420	2,369
Cass Information Systems, Inc.	146	7,588
Cathay General Bancorp	994	29,800
CenterState Banks, Inc.	621	10,346
Central Pacific Financial Corp.	405	9,935
Central Valley Community Bancorp	117	1,749
Century Bancorp, Inc., Class A	39	1,703
Chemical Financial Corp.	512	21,187
Chemung Financial Corp.	41	1,297
Citizens & Northern Corp.	157	3,346
City Holding Co.	195	9,106
CNB Financial Corp.	185	3,413
CoBiz Financial, Inc.	497	6,138
Codorus Valley Bancorp, Inc.	103	2,185
Columbia Banking System, Inc.	778	23,589
Community Bank System, Inc.	577	25,463
Community Trust Bancorp, Inc.	204	7,095
CommunityOne Bancorp†	168	2,187
ConnectOne Bancorp, Inc.	380	6,426
County Bancorp, Inc.	64	1,332
CU Bancorp†	217	5,156
Customers Bancorp, Inc.†	326	8,391
CVB Financial Corp.	1,355	22,290
Eagle Bancorp, Inc.†	410	21,135
Enterprise Bancorp, Inc.	112	2,651
Enterprise Financial Services Corp.	256	7,363
Equity Bancshares, Inc.†	67	1,514
Farmers Capital Bank Corp.	98	2,895
Farmers National Banc Corp.	332	3,171
FCB Financial Holdings, Inc., Class A†	401	14,023
Fidelity Southern Corp.	278	4,784
Financial Institutions, Inc.	186	5,003
First BanCorp†	1,593	7,312
First Bancorp	263	4,923
First Bancorp, Inc.	135	2,977
First Busey Corp.	414	9,327
First Business Financial Services, Inc.	108	2,561
First Citizens BancShares, Inc., Class A	101	26,238
First Commonwealth Financial Corp.	1,186	11,445
First Community Bancshares, Inc.	209	4,792
First Community Financial Partners, Inc.†	182	1,640
First Connecticut Bancorp, Inc.	187	3,011
First Financial Bancorp	821	17,495
First Financial Bankshares, Inc.	855	29,215
First Financial Corp.	133	5,094
First Foundation, Inc.†	12,925	307,744
First Internet Bancorp	69	1,632
First Interstate BancSystem, Inc., Class A	264	7,667
First Merchants Corp.	546	14,305
First Mid-Illinois Bancshares, Inc.	77	1,940
First Midwest Bancorp, Inc.	1,078	20,126
First NBC Bank Holding Co.†	209	3,977
First Northwest Bancorp†	148	1,936
First of Long Island Corp.	190	5,766
FirstMerit Corp.	2,218	47,088
FNB Corp.	2,815	33,639
Franklin Financial Network, Inc.†	125	4,235
Fulton Financial Corp.	2,305	31,463
German American Bancorp, Inc.	190	6,460
Glacier Bancorp, Inc.	1,021	28,159
Great Southern Bancorp, Inc.	143	5,606
Great Western Bancorp, Inc.	791	26,237
Green Bancorp, Inc.†	277	2,709
Guaranty Bancorp	201	3,391
Hampton Roads Bankshares, Inc.†	466	955
Hancock Holding Co.	1,037	30,063
Hanmi Financial Corp.	420	10,298
Heartland Financial USA, Inc.	294	10,796
Heritage Commerce Corp.	349	3,658
Heritage Financial Corp.	395	6,897
Heritage Oaks Bancorp	321	2,613
Hilltop Holdings, Inc.†	1,005	21,889
Home BancShares, Inc.	1,621	33,830
Hope Bancorp, Inc.	1,041	16,000
Horizon Bancorp	149	4,100
IBERIABANK Corp.	549	34,296

Independent Bank Corp.	346	17,373
Independent Bank Corp.	273	4,199
International Bancshares Corp.	733	20,099
Kearny Financial Corp.	1,236	16,093
Lakeland Bancorp, Inc.	520	6,193
Lakeland Financial Corp.	215	11,040
LCNB Corp.	117	2,076
LegacyTexas Financial Group, Inc.	594	16,941
Live Oak Bancshares, Inc.	262	3,435
Macatawa Bank Corp.	354	2,743
MainSource Financial Group, Inc.	309	6,881
MB Financial, Inc.	937	35,971
MBT Financial Corp.	238	2,140
Mercantile Bank Corp.	213	5,363
Merchants Bancshares, Inc.	77	2,447
Middleburg Financial Corp.	63	1,772
Midland States Bancorp, Inc.†	49	1,115
MidWestOne Financial Group, Inc.	110	3,184
National Bankshares, Inc.	91	3,168
National Commerce Corp.†	113	2,747
NBT Bancorp, Inc.	568	16,938
Nicolet Bankshares, Inc.†	101	3,672
Northrim BanCorp, Inc.	89	2,528
OFG Bancorp	579	6,143
Old Line Bancshares, Inc.	112	2,144
Old National Bancorp	1,780	23,425
Old Second Bancorp, Inc.	385	2,907
Opus Bank	230	7,424
Orrstown Financial Services, Inc.	99	1,915
Pacific Continental Corp.	255	3,692
Pacific Mercantile Bancorp†	205	1,400
Park National Corp.	177	15,845
Park Sterling Corp.	690	5,327
Peapack Gladstone Financial Corp.	210	4,215
Penns Woods Bancorp, Inc.	62	2,626
People’s Utah Bancorp	174	3,109
Peoples Bancorp, Inc.	215	4,827
Peoples Financial Services Corp.	92	3,631
Pinnacle Financial Partners, Inc.	577	30,644
Preferred Bank	10,770	351,856
Premier Financial Bancorp, Inc.	113	2,016
PrivateBancorp, Inc.	1,052	46,498
Prosperity Bancshares, Inc.	897	45,828
Provident Bancorp, Inc.†	58	924
QCR Holdings, Inc.	159	4,713
Renasant Corp.	547	17,624
Republic Bancorp, Inc., Class A	129	3,845
Republic First Bancorp, Inc.†	450	1,975
S&T Bancorp, Inc.	457	11,649
Sandy Spring Bancorp, Inc.	314	9,370
Seacoast Banking Corp. of Florida†	397	6,340
ServisFirst Bancshares, Inc.	308	15,594
Shore Bancshares, Inc.	168	1,976
Sierra Bancorp	156	2,789
Simmons First National Corp., Class A	392	18,012
South State Corp.	316	23,040
Southern First Bancshares, Inc.†	77	2,084
Southern National Bancorp of Virginia, Inc.	149	1,986
Southside Bancshares, Inc.	328	10,034
Southwest Bancorp, Inc.	241	4,680
State Bank Financial Corp.	468	10,240
Stock Yards Bancorp, Inc.	284	8,389
Stonegate Bank	153	4,849
Suffolk Bancorp	153	5,035
Summit Financial Group, Inc.	111	2,181
Sun Bancorp, Inc./NJ	143	3,052
Talmer Bancorp, Inc., Class A	783	16,459
Texas Capital Bancshares, Inc.†	618	29,998
Tompkins Financial Corp.	194	14,112
Towne Bank	748	17,167
TriCo Bancshares	270	7,025
TriState Capital Holdings, Inc.†	293	4,181
Triumph Bancorp, Inc.†	207	3,616
TrustCo Bank Corp. NY	1,223	8,108
Trustmark Corp.	903	23,568
UMB Financial Corp.	601	33,301
Umpqua Holdings Corp.	2,961	45,096
Union Bankshares Corp.	581	15,594
United Bankshares, Inc.	880	33,704
United Community Banks, Inc.	940	18,086
Univest Corp. of Pennsylvania	384	8,099
Valley National Bancorp	3,319	30,103
Veritex Holdings, Inc.†	110	1,911
Washington Trust Bancorp, Inc.	199	7,554
WashingtonFirst Bankshares, Inc.	108	2,592
Webster Financial Corp.	1,230	44,231
WesBanco, Inc.	474	14,656
West Bancorporation, Inc.	213	4,047
Westamerica Bancorporation	330	15,523
Wilshire Bancorp, Inc.	963	10,343
Wintrust Financial Corp.	648	34,214
Yadkin Financial Corp.	668	16,827
Your Community Bankshares, Inc.	66	2,456

		2,853,598

Banks-Fiduciary - 0.0%
Boston Private Financial Holdings, Inc.	1,096	13,283
Union Bankshares, Inc.	52	1,813

		15,096

Banks-Mortgage - 0.0%
Walker & Dunlop, Inc.†	368	8,711

Banks-Super Regional - 0.0%
Independent Bank Group, Inc.	148	6,254
National Bank Holdings Corp., Class A	351	7,031

		13,285

Batteries/Battery Systems - 0.1%
EnerSys	583	36,350

Beverages-Non-alcoholic - 0.0%
Coca-Cola Bottling Co. Consolidated	63	8,972
National Beverage Corp.†	156	8,948
Primo Water Corp.†	282	3,378

		21,298

Beverages-Wine/Spirits - 0.6%
MGP Ingredients, Inc.	6,979	300,097

Bicycle Manufacturing - 0.0%
Fox Factory Holding Corp.†	299	5,738

Brewery - 0.0%
Boston Beer Co., Inc., Class A†	117	21,397
Craft Brew Alliance, Inc.†	169	1,984

		23,381

Broadcast Services/Program - 0.1%
Hemisphere Media Group, Inc.†	87	1,104
MSG Networks, Inc., Class A†	797	12,792
Nexstar Broadcasting Group, Inc., Class A	399	20,170
World Wrestling Entertainment, Inc., Class A	483	9,539

		43,605

Building & Construction Products-Misc. - 0.4%
Armstrong Flooring, Inc.†	313	6,238
Builders FirstSource, Inc.†	1,123	14,476
Caesarstone Sdot-Yam, Ltd.†	319	11,959
Drew Industries, Inc.	318	29,132
Gibraltar Industries, Inc.†	422	14,888
Louisiana-Pacific Corp.†	1,932	39,026
NCI Building Systems, Inc.†	364	5,904
Nortek, Inc.†	131	11,381
Patrick Industries, Inc.†	194	12,525
Ply Gem Holdings, Inc.†	294	4,516
Quanex Building Products Corp.	458	9,155
Simpson Manufacturing Co., Inc.	555	22,644
Summit Materials, Inc., Class A†	846	18,731
Trex Co., Inc.†	395	19,158

		219,733

Building & Construction-Misc. - 0.1%
Aegion Corp.†	467	9,583
Comfort Systems USA, Inc.	496	15,069
Hill International, Inc.†	432	1,801
IES Holdings, Inc.†	104	1,617
MYR Group, Inc.†	228	5,625
TopBuild Corp. FRS†	516	19,484

		53,179

Building Products-Air & Heating - 0.0%
AAON, Inc.	540	14,299

Building Products-Cement - 0.1%
Continental Building Products, Inc.†	472	11,068
Headwaters, Inc.†	974	19,373
US Concrete, Inc.†	191	12,320

		42,761

Building Products-Doors & Windows - 0.7%
Apogee Enterprises, Inc.	6,864	320,892
Griffon Corp.	404	6,925
Masonite International Corp.†	406	28,351
PGT, Inc.†	640	7,680

		363,848

Building Products-Light Fixtures - 0.0%
LSI Industries, Inc.	319	3,496

Building Products-Wood - 0.1%
Boise Cascade Co.†	522	14,183
Universal Forest Products, Inc.	265	28,652

		42,835

Building-Heavy Construction - 0.2%
Dycom Industries, Inc.†	409	38,467
Granite Construction, Inc.	530	26,383
Layne Christensen Co.†	243	1,944
MasTec, Inc.†	887	21,687
Orion Group Holdings, Inc.†	360	2,034
Primoris Services Corp.	539	9,729
Tutor Perini Corp.†	506	12,711

		112,955

Building-Maintenance & Services - 0.1%
ABM Industries, Inc.	747	27,796

Building-Mobile Home/Manufactured Housing - 0.5%
Cavco Industries, Inc.†	2,584	256,798
Winnebago Industries, Inc.	358	8,506

		265,304

Building-Residential/Commercial - 0.7%
AV Homes, Inc.†	163	2,334
Beazer Homes USA, Inc.†	421	4,037
Century Communities, Inc.†	203	3,593
Green Brick Partners, Inc.†	310	2,189
Hovnanian Enterprises, Inc., Class A†	1,632	3,003
Installed Building Products, Inc.†	6,869	246,116
KB Home	1,117	17,537
LGI Homes, Inc.†	206	7,072
M/I Homes, Inc.†	316	7,126
MDC Holdings, Inc.	530	13,950
Meritage Homes Corp.†	512	18,632
New Home Co., Inc.†	170	1,674
PICO Holdings, Inc.†	293	2,953
Taylor Morrison Home Corp., Class A†	406	6,597
TRI Pointe Group, Inc.†	1,995	26,833
UCP, Inc., Class A†	108	907
WCI Communities, Inc.†	290	4,881
William Lyon Homes, Class A†	320	5,552

		374,986

Casino Hotels - 0.1%
Boyd Gaming Corp.†	1,106	21,689
Caesars Entertainment Corp.†	755	5,209
Century Casinos, Inc.†	285	1,818
Monarch Casino & Resort, Inc.†	142	3,313
Red Rock Resorts, Inc., Class A	402	9,250

		41,279

Casino Services - 0.0%
Eldorado Resorts, Inc.†	383	5,535
Scientific Games Corp., Class A†	695	7,405

		12,940

Cellular Telecom - 0.0%
ATN International, Inc.	141	10,366
Leap Wireless CVR†(1)(2)	881	0

NII Holdings, Inc.†	717	2,180

		12,546

Chemicals-Diversified - 0.5%
Aceto Corp.	5,505	141,534
Axiall Corp.	950	31,017
Codexis, Inc.†	448	1,949
Innophos Holdings, Inc.	259	11,153
Innospec, Inc.	315	15,835
Koppers Holdings, Inc.†	273	8,632
Olin Corp.	2,219	46,377

		256,497

Chemicals-Fibers - 0.0%
Rayonier Advanced Materials, Inc.	577	7,945

Chemicals-Other - 0.0%
American Vanguard Corp.	377	5,610

Chemicals-Plastics - 0.1%
A. Schulman, Inc.	385	11,284
Landec Corp.†	358	4,117
PolyOne Corp.	1,124	39,419

		54,820

Chemicals-Specialty - 0.7%
AgroFresh Solutions, Inc.†	294	1,896
Balchem Corp.	421	26,889
Calgon Carbon Corp.	674	9,301
Chemours Co.	2,455	22,831
Chemtura Corp.†	853	23,961
CSW Industrials, Inc.†	192	6,515
Ferro Corp.†	1,114	14,437
GCP Applied Technologies, Inc.†	950	26,153
H.B. Fuller Co.	671	31,242
Hawkins, Inc.	128	5,471
Ingevity Corp.†	570	21,814
KMG Chemicals, Inc.	120	3,299
Kraton Performance Polymers, Inc.†	396	11,844
Minerals Technologies, Inc.	464	30,281
Oil-Dri Corp. of America	66	2,472
OMNOVA Solutions, Inc.†	569	5,388
Quaker Chemical Corp.	173	16,549
Sensient Technologies Corp.	596	44,003
Stepan Co.	263	16,914
Tronox, Ltd., Class A	864	5,607
Univar, Inc.†	576	10,547
Valhi, Inc.	336	625

		338,039

Circuit Boards - 0.0%
Park Electrochemical Corp.	259	4,196
TTM Technologies, Inc.†	971	9,661

		13,857

Coal - 0.0%
SunCoke Energy, Inc.	864	6,593
Westmoreland Coal Co.†	246	2,349

		8,942

Coatings/Paint - 0.0%
Kronos Worldwide, Inc.	294	1,661

Coffee - 0.3%
Farmer Bros. Co.†	4,150	127,281

Commercial Services - 1.0%
Care.com, Inc.†	214	2,352
Collectors Universe, Inc.	100	2,151
GEE Group, Inc.†	16,002	69,609
Healthcare Services Group, Inc.	943	36,598
HMS Holdings Corp.†	1,129	22,445
Medifast, Inc.	140	4,931
National Research Corp., Class A	112	1,682
Nutrisystem, Inc.	10,565	312,513
PFSweb, Inc.†	197	1,952
RPX Corp.†	664	6,686
ServiceSource International, Inc.†	818	3,697
SP Plus Corp.†	231	5,551
Team, Inc.†	387	10,685
Weight Watchers International, Inc.†	371	4,426

		485,278

Commercial Services-Finance - 0.4%
Cardtronics PLC, Class A†	603	26,526
CBIZ, Inc.†	661	7,145
Cotiviti Holdings, Inc.†	169	4,080
CPI Card Group, Inc.	281	1,326
EVERTEC, Inc.	851	14,637
Green Dot Corp., Class A†	571	13,818
LendingTree, Inc.†	85	8,583
Liberty Tax, Inc.	6,168	85,489
MoneyGram International, Inc.†	396	2,756
Travelport Worldwide, Ltd.	1,548	20,883

		185,243

Communications Software - 0.8%
BroadSoft, Inc.†	8,732	391,456
Digi International, Inc.†	346	3,844
pdvWireless, Inc.†	130	2,795
Xura, Inc.†	319	7,927

		406,022

Computer Aided Design - 0.1%
Aspen Technology, Inc.†	1,108	46,414
Exa Corp.†	186	2,716

		49,130

Computer Data Security - 0.0%
Qualys, Inc.†	364	11,426
SecureWorks Corp., Class A†	81	1,199
Varonis Systems, Inc.†	143	3,674

		16,299

Computer Graphics - 0.0%
Monotype Imaging Holdings, Inc.	543	10,746

Computer Services - 0.7%
Barracuda Networks, Inc.†	294	6,492
CACI International, Inc., Class A†	325	30,982
Carbonite, Inc.†	237	2,609
Convergys Corp.	1,191	31,740
Engility Holdings, Inc.†	241	6,999
EPAM Systems, Inc.†	645	45,305
ExlService Holdings, Inc.†	435	21,537

Fleetmatics Group PLC†	525	22,554
Globant SA†	344	14,513
Insight Enterprises, Inc.†	491	13,061
KEYW Holding Corp.†	480	4,915
LivePerson, Inc.†	714	4,766
MAXIMUS, Inc.	859	50,612
Science Applications International Corp.	566	34,390
Sykes Enterprises, Inc.†	518	15,897
Syntel, Inc.†	432	19,574
TeleTech Holdings, Inc.	219	6,250
Unisys Corp.†	673	6,670
Virtusa Corp.†	370	10,064

		348,930

Computer Software - 1.2%
Apigee Corp.†	206	2,563
Avid Technology, Inc.†	430	2,799
Blackbaud, Inc.	632	42,249
Cornerstone OnDemand, Inc.†	674	29,110
Envestnet, Inc.†	554	21,146
Guidance Software, Inc.†	303	1,782
j2 Global, Inc.	630	42,109
Planet Payment, Inc.†	61,216	287,103
Simulations Plus, Inc.	20,075	160,801
Workiva, Inc.†	294	4,098

		593,760

Computers - 0.0%
Silicon Graphics International Corp.†	485	2,619

Computers-Integrated Systems - 0.8%
Agilysys, Inc.†	202	2,307
Cray, Inc.†	539	17,011
Diebold, Inc.	799	22,564
Maxwell Technologies, Inc.†	421	2,315
Mercury Systems, Inc.†	522	13,530
MTS Systems Corp.	199	9,438
NCI, Inc., Class A	81	1,028
NetScout Systems, Inc.†	1,287	36,010
Radisys Corp.†	63,329	305,246
Silver Spring Networks, Inc.†	507	6,373
Super Micro Computer, Inc.†	518	11,163
USA Technologies, Inc.†	479	2,261

		429,246

Computers-Memory Devices - 0.0%
Datalink Corp.†	269	2,308
Nimble Storage, Inc.†	843	6,272
Pure Storage, Inc., Class A†	818	10,307

		18,887

Computers-Other - 0.1%
3D Systems Corp.†	1,437	19,241
ExOne Co.†	146	1,486
Stratasys, Ltd.†	657	13,758

		34,485

Computers-Periphery Equipment - 0.7%
Electronics For Imaging, Inc.†	629	27,859
Immersion Corp.†	387	2,906
Mitek Systems, Inc.†	42,145	318,195

		348,960

Computers-Voice Recognition - 0.0%
Vocera Communications, Inc.†	331	4,895

Consulting Services - 1.4%
Advisory Board Co.†	549	22,926
CEB, Inc.	430	25,817
CRA International, Inc.†	11,986	331,053
Forrester Research, Inc.	6,764	276,851
Franklin Covey Co.†	137	2,250
FTI Consulting, Inc.†	555	23,776
Hackett Group, Inc.	300	4,017
Huron Consulting Group, Inc.†	290	17,826
ICF International, Inc.†	241	9,973
Information Services Group, Inc.†	416	1,577
Navigant Consulting, Inc.†	637	12,555
Vectrus, Inc.†	143	4,454

		733,075

Consumer Products-Misc. - 0.2%
Central Garden & Pet Co.†	135	3,275
Central Garden & Pet Co., Class A†	447	10,187
CSS Industries, Inc.	114	3,000
Helen of Troy, Ltd.†	375	37,354
Tumi Holdings, Inc.†	756	20,223
WD-40 Co.	188	21,616

		95,655

Containers-Metal/Glass - 0.0%
Greif, Inc., Class A	342	13,724
Greif, Inc., Class B	77	4,079

		17,803

Containers-Paper/Plastic - 0.1%
AEP Industries, Inc.	54	4,345
KapStone Paper and Packaging Corp.	1,157	16,522
Multi Packaging Solutions International, Ltd.†	283	4,109
Multi-Color Corp.	182	11,753
UFP Technologies, Inc.†	85	1,946

		38,675

Cosmetics & Toiletries - 0.1%
Avon Products, Inc.	5,902	24,021
Elizabeth Arden, Inc.†	321	4,462
Inter Parfums, Inc.	234	7,614
Revlon, Inc., Class A†	157	5,572

		41,669

Cruise Lines - 0.0%
Lindblad Expeditions Holdings, Inc.†	197	1,958

Data Processing/Management - 0.3%
Acxiom Corp.†	1,038	23,822
Amber Road, Inc.†	237	2,090
CommVault Systems, Inc.†	518	26,801
CSG Systems International, Inc.	429	17,272
Fair Isaac Corp.	415	52,556
Pegasystems, Inc.	482	13,448

		135,989

Decision Support Software - 0.0%
Castlight Health, Inc., Class B†	540	2,014
Interactive Intelligence Group, Inc.†	240	12,948
QAD, Inc., Class A	126	2,384

		17,346

Diagnostic Equipment - 0.7%
Accelerate Diagnostics, Inc.†	308	6,052
BioTelemetry, Inc.†	15,883	302,095
Cepheid†	974	34,411
GenMark Diagnostics, Inc.†	537	5,719
Genomic Health, Inc.†	250	7,257
Oxford Immunotec Global PLC†	297	2,388
Repligen Corp.†	451	12,899

		370,821

Diagnostic Kits - 0.1%
Meridian Bioscience, Inc.	558	10,803
OraSure Technologies, Inc.†	725	4,945
Quidel Corp.†	359	8,185

		23,933

Dialysis Centers - 0.0%
American Renal Associates Holdings, Inc.†	116	2,767

Disposable Medical Products - 0.1%
ICU Medical, Inc.†	197	23,002
Merit Medical Systems, Inc.†	576	13,501
Utah Medical Products, Inc.	46	2,993

		39,496

Distribution/Wholesale - 0.4%
Anixter International, Inc.†	388	23,777
Beacon Roofing Supply, Inc.†	800	37,616
Core-Mark Holding Co., Inc.	612	29,963
Essendant, Inc.	498	9,980
Fossil Group, Inc.†	562	17,759
G-III Apparel Group, Ltd.†	576	23,057
H&E Equipment Services, Inc.	422	7,858
ScanSource, Inc.†	336	13,786
SiteOne Landscape Supply, Inc.†	156	6,059
Systemax, Inc.†	154	1,378
Titan Machinery, Inc.†	237	2,657
Triton International, Ltd.	415	6,968
Veritiv Corp.†	110	4,644

		185,502

Diversified Financial Services - 0.0%
Ladder Capital Corp., Class A	512	6,687
On Deck Capital, Inc.†	642	3,338

		10,025

Diversified Manufacturing Operations - 0.3%
Actuant Corp., Class A	786	18,667
AZZ, Inc.	346	21,480
Barnes Group, Inc.	673	25,527
Chase Corp.	94	5,695
EnPro Industries, Inc.	289	13,222
Fabrinet†	466	17,596
Federal Signal Corp.	804	10,573
GP Strategies Corp.†	170	3,563
Handy & Harman, Ltd.†	39	1,087
Harsco Corp.	1,080	10,573
LSB Industries, Inc.†	276	3,196
Lydall, Inc.†	222	9,919
NL Industries, Inc.†	111	330
Raven Industries, Inc.	486	10,089
Standex International Corp.	170	15,096
Tredegar Corp.	340	6,018

		172,631

Diversified Minerals - 0.1%
Fairmount Santrol Holdings, Inc.†	882	6,041
United States Lime & Minerals, Inc.	26	1,638
US Silica Holdings, Inc.	857	29,541

		37,220

Diversified Operations - 0.1%
HRG Group, Inc.†	1,590	23,675
Resource America, Inc., Class A	157	1,529

		25,204

Diversified Operations/Commercial Services - 0.0%
Viad Corp.	269	9,367

Drug Delivery Systems - 0.3%
Catalent, Inc.†	1,335	34,096
Depomed, Inc.†	818	15,517
Heron Therapeutics, Inc.†	3,908	64,951
Nektar Therapeutics†	1,734	29,981
Revance Therapeutics, Inc.†	274	3,696

		148,241

E-Commerce/Products - 0.2%
1-800-flowers.com, Inc., Class A†	349	3,186
Blue Nile, Inc.	147	4,272
Chegg, Inc.†	1,078	5,811
Etsy, Inc.†	1,406	14,144
FTD Cos., Inc.†	233	5,897
Lands’ End, Inc.†	200	2,842
Overstock.com, Inc.†	176	2,869
Shutterfly, Inc.†	462	24,574
Wayfair, Inc., Class A†	422	18,357

		81,952

E-Commerce/Services - 0.2%
Angie’s List, Inc.†	532	4,304
ChannelAdvisor Corp.†	310	4,886
GrubHub, Inc.†	1,082	41,029
Quotient Technology, Inc.†	858	10,862
RetailMeNot, Inc.†	516	4,309
Stamps.com, Inc.†	216	16,374
TrueCar, Inc.†	728	6,821

		88,585

E-Marketing/Info - 0.1%
comScore, Inc.†	639	16,582
Liquidity Services, Inc.†	334	2,699
Marketo, Inc.†	556	19,560
New Media Investment Group, Inc.	520	9,183
QuinStreet, Inc.†	490	1,779

Rubicon Project, Inc.†	498	7,032

		56,835

E-Services/Consulting - 0.0%
Perficient, Inc.†	472	10,488

Educational Software - 0.0%
2U, Inc.†	491	17,175
Instructure, Inc.†	140	3,043
Rosetta Stone, Inc.†	258	1,987

		22,205

Electric Products-Misc. - 0.1%
Graham Corp.	128	2,307
Littelfuse, Inc.	296	37,006
Novanta, Inc.†	424	6,661

		45,974

Electric-Distribution - 0.0%
EnerNOC, Inc.†	358	2,678
Genie Energy, Ltd.†	172	1,104
Spark Energy, Inc., Class A	65	1,611

		5,393

Electric-Generation - 0.0%
Atlantic Power Corp.	1,633	4,115
Talen Energy Corp.†	1,129	15,355

		19,470

Electric-Integrated - 0.8%
ALLETE, Inc.	664	42,396
Ameresco, Inc., Class A†	284	1,406
Avista Corp.	849	36,932
Black Hills Corp.	691	43,568
El Paso Electric Co.	541	25,795
Empire District Electric Co.	591	19,934
IDACORP, Inc.	677	54,735
MGE Energy, Inc.	468	26,278
NorthWestern Corp.	652	39,602
Otter Tail Corp.	508	17,704
PNM Resources, Inc.	1,071	36,800
Portland General Electric Co.	1,199	52,360
Unitil Corp.	186	8,136

		405,646

Electronic Components-Misc. - 1.3%
AVX Corp.	623	8,510
Bel Fuse, Inc., Class B	124	2,541
Benchmark Electronics, Inc.†	662	15,517
CTS Corp.	419	8,007
Kimball Electronics, Inc.†	375	4,732
Knowles Corp.†	1,183	15,900
Methode Electronics, Inc.	488	17,095
NVE Corp.	64	3,651
OSI Systems, Inc.†	234	13,916
Plexus Corp.†	446	20,489
Rogers Corp.†	240	16,426
Sanmina Corp.†	983	24,909
Sparton Corp.†	125	2,601
Stoneridge, Inc.†	15,128	252,335
Vishay Intertechnology, Inc.	1,827	24,354
Vishay Precision Group, Inc.†	161	2,117
ZAGG, Inc.†	35,869	227,051

		660,151

Electronic Components-Semiconductors - 2.9%
Advanced Micro Devices, Inc.†	8,784	60,258
Alpha & Omega Semiconductor, Ltd.†	243	3,472
Ambarella, Inc.†	429	24,873
Amkor Technology, Inc.†	1,341	8,435
Applied Micro Circuits Corp.†	1,017	6,692
Cavium, Inc.†	753	35,143
CEVA, Inc.†	9,368	281,602
Diodes, Inc.†	510	9,440
DSP Group, Inc.†	33,064	358,083
EMCORE Corp.	350	2,268
Fairchild Semiconductor International, Inc.†	1,537	30,340
GigPeak, Inc.†	622	1,176
Inphi Corp.†	10,715	376,954
Intersil Corp., Class A	1,799	27,489
InvenSense, Inc.†	1,095	7,424
IXYS Corp.	336	3,676
Kopin Corp.†	825	1,922
Lattice Semiconductor Corp.†	1,607	9,658
MACOM Technology Solutions Holdings, Inc.†	311	12,288
Microsemi Corp.†	1,525	59,475
Monolithic Power Systems, Inc.	521	37,887
QLogic Corp.†	1,124	17,444
Rambus, Inc.†	1,457	19,699
Rovi Corp.†	1,083	20,371
Semtech Corp.†	866	22,014
Silicon Laboratories, Inc.†	553	29,464
Synaptics, Inc.†	496	25,767

		1,493,314

Electronic Design Automation - 0.1%
Mentor Graphics Corp.	1,435	30,652

Electronic Measurement Instruments - 0.1%
Badger Meter, Inc.	188	13,111
ESCO Technologies, Inc.	340	14,399
FARO Technologies, Inc.†	222	7,744
Itron, Inc.†	448	19,125
Mesa Laboratories, Inc.	40	4,625

		59,004

Electronic Parts Distribution - 0.1%
Tech Data Corp.†	468	36,471

Electronic Security Devices - 0.0%
American Science & Engineering, Inc.	95	3,506
TASER International, Inc.†	699	20,243

		23,749

Energy-Alternate Sources - 0.2%
Clean Energy Fuels Corp.†	1,174	3,510
FuelCell Energy, Inc.†	332	1,789
FutureFuel Corp.	334	3,828
Green Plains, Inc.	485	11,000
Pacific Ethanol, Inc.†	384	2,623

Pattern Energy Group, Inc.	773	18,838
Plug Power, Inc.†	2,419	4,330
Renewable Energy Group, Inc.†	580	5,655
REX American Resources Corp.†	76	5,001
Sunrun, Inc.†	846	4,382
TerraForm Global, Inc.†	1,223	4,256
TerraForm Power, Inc., Class A†	1,171	13,771
Vivint Solar, Inc.†	304	918

		79,901

Engineering/R&D Services - 1.2%
Argan, Inc.	6,108	281,762
EMCOR Group, Inc.	811	45,172
Exponent, Inc.	342	17,377
Mistras Group, Inc.†	230	5,764
NV5 Global, Inc.†	8,241	265,113
VSE Corp.	57	3,623

		618,811

Engines-Internal Combustion - 0.0%
Briggs & Stratton Corp.	569	12,933
Power Solutions International, Inc.†	64	1,126

		14,059

Enterprise Software/Service - 1.8%
Actua Corp.†	481	4,800
American Software, Inc., Class A	25,876	285,412
Benefitfocus, Inc.†	172	7,396
Evolent Health, Inc.†	203	4,779
Hortonworks, Inc.†	540	6,323
Majesco†	78	444
ManTech International Corp., Class A	330	13,038
MicroStrategy, Inc., Class A†	127	22,211
MobileIron, Inc.†	623	2,124
Model N, Inc.†	297	3,834
Omnicell, Inc.†	476	18,412
Proofpoint, Inc.†	547	41,501
PROS Holdings, Inc.†	337	6,261
Qlik Technologies, Inc.†	1,258	37,992
Sapiens International Corp. NV	22,656	289,544
SPS Commerce, Inc.†	1,803	114,166
SYNNEX Corp.	391	39,307
TubeMogul, Inc.†	294	3,296
Xactly Corp.†	306	3,801

		904,641

Entertainment Software - 0.1%
Glu Mobile, Inc.†	1,379	3,227
Take-Two Interactive Software, Inc.†	1,115	44,801

		48,028

Environmental Consulting & Engineering - 0.1%
Tetra Tech, Inc.	774	25,488
TRC Cos., Inc.†	249	1,748

		27,236

Environmental Monitoring & Detection - 0.0%
MSA Safety, Inc.	416	23,246

Female Health Care Products - 0.7%
Juniper Pharmaceuticals, Inc.†	46,937	353,905

Filtration/Separation Products - 0.1%
CLARCOR, Inc.	638	39,722

Finance-Commercial - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	489	10,998
NewStar Financial, Inc.†	328	3,352

		14,350

Finance-Consumer Loans - 0.1%
Encore Capital Group, Inc.†	319	7,787
Enova International, Inc.†	355	3,227
LendingClub Corp.†	4,407	20,360
Nelnet, Inc., Class A	270	10,911
Ocwen Financial Corp.†	1,348	2,696
PRA Group, Inc.†	617	17,189
Regional Management Corp.†	141	2,651
World Acceptance Corp.†	81	3,520

		68,341

Finance-Credit Card - 0.1%
Blackhawk Network Holdings, Inc.†	735	25,571

Finance-Investment Banker/Broker - 0.3%
Cowen Group, Inc., Class A†	1,368	4,268
Diamond Hill Investment Group, Inc.	40	7,639
Evercore Partners, Inc., Class A	523	26,500
FBR & Co.	83	1,251
GAIN Capital Holdings, Inc.	500	3,360
Greenhill & Co., Inc.	372	7,377
Houlihan Lokey, Inc.	163	3,737
INTL. FCStone, Inc.†	201	5,857
Investment Technology Group, Inc.	441	7,365
KCG Holdings, Inc., Class A†	702	10,621
Ladenburg Thalmann Financial Services, Inc.†	1,354	3,304
Moelis & Co.	249	6,198
Oppenheimer Holdings, Inc., Class A	132	2,078
Piper Jaffray Cos.†	205	8,475
PJT Partners, Inc., Class A	237	6,051
Stifel Financial Corp.†	859	30,366
Virtu Financial, Inc., Class A	337	5,796

		140,243

Finance-Leasing Companies - 0.0%
Aircastle, Ltd.	639	14,198
California First National Bancorp	31	451
Marlin Business Services Corp.	111	2,038

		16,687

Finance-Mortgage Loan/Banker - 0.2%
Arlington Asset Investment Corp., Class A	301	4,193
Ellie Mae, Inc.†	395	36,383
Federal Agricultural Mtg. Corp., Class C	114	4,381
FNFV Group†	881	10,510
Impac Mortgage Holdings, Inc.†	106	1,839
Nationstar Mtg. Holdings, Inc.†	458	5,785
PennyMac Financial Services, Inc., Class A†	182	2,295
PHH Corp.†	709	10,359

Walter Investment Management Corp.†	249	715

		76,460

Finance-Other Services - 0.1%
BGC Partners, Inc., Class A	2,916	25,865
Higher One Holdings, Inc.†	412	2,114
WageWorks, Inc.†	489	30,225

		58,204

Financial Guarantee Insurance - 0.2%
MBIA, Inc.†	1,762	14,871
MGIC Investment Corp.†	4,573	32,880
NMI Holdings, Inc., Class A†	661	4,151
Radian Group, Inc.	2,885	37,217

		89,119

Firearms & Ammunition - 0.1%
Smith & Wesson Holding Corp.†	734	21,616
Sturm Ruger & Co., Inc.	248	16,864

		38,480

Food-Canned - 0.0%
Seneca Foods Corp., Class A†	87	3,408

Food-Confectionery - 0.0%
Amplify Snack Brands, Inc.†	391	5,576
Tootsie Roll Industries, Inc.	230	8,540

		14,116

Food-Dairy Products - 0.6%
Dean Foods Co.	1,228	22,669
Lifeway Foods, Inc.†	26,471	264,445

		287,114

Food-Flour & Grain - 0.0%
Seaboard Corp.†	3	8,790

Food-Misc./Diversified - 0.4%
B&G Foods, Inc.	830	42,820
Cal-Maine Foods, Inc.	414	17,347
Darling Ingredients, Inc.†	2,201	34,732
Inventure Foods, Inc.†	253	2,181
J&J Snack Foods Corp.	201	24,444
John B. Sanfilippo & Son, Inc.	114	5,320
Lancaster Colony Corp.	251	32,620
Snyder’s-Lance, Inc.	1,079	36,966
TerraVia Holdings, Inc.†	1,052	2,661

		199,091

Food-Retail - 0.1%
Ingles Markets, Inc., Class A	187	7,261
Smart & Final Stores, Inc.†	309	4,261
SUPERVALU, Inc.†	3,563	17,388
Village Super Market, Inc., Class A	97	3,069
Weis Markets, Inc.	128	6,614

		38,593

Food-Wholesale/Distribution - 1.2%
Calavo Growers, Inc.	4,300	282,854
Chefs’ Warehouse, Inc.†	14,712	237,599
Fresh Del Monte Produce, Inc.	433	24,616
Performance Food Group Co.†	502	13,775
SpartanNash Co.	494	15,561
United Natural Foods, Inc.†	664	33,186

		607,591

Footwear & Related Apparel - 0.2%
Crocs, Inc.†	987	11,183
Deckers Outdoor Corp.†	434	28,648
Iconix Brand Group, Inc.†	573	4,126
Steven Madden, Ltd.†	825	28,891
Weyco Group, Inc.	87	2,431
Wolverine World Wide, Inc.	1,298	31,788

		107,067

Forestry - 0.0%
Deltic Timber Corp.	142	9,787

Funeral Services & Related Items - 0.1%
Carriage Services, Inc.	198	4,813
Matthews International Corp., Class A	428	25,727

		30,540

Gambling (Non-Hotel) - 0.0%
Caesars Acquisition Co., Class A†	638	6,865
Golden Entertainment, Inc.	138	1,878
Isle of Capri Casinos, Inc.†	335	6,274
Pinnacle Entertainment, Inc.†	779	8,507

		23,524

Gas-Distribution - 0.6%
Chesapeake Utilities Corp.	195	12,494
Delta Natural Gas Co., Inc.	91	2,401
New Jersey Resources Corp.	1,149	42,789
Northwest Natural Gas Co.	364	23,638
ONE Gas, Inc.	698	45,342
South Jersey Industries, Inc.	1,070	34,112
Southwest Gas Corp.	634	49,135
Spire, Inc.	599	41,570
WGL Holdings, Inc.	676	47,854

		299,335

Gold Mining - 0.0%
Gold Resource Corp.	670	3,765

Golf - 0.0%
Callaway Golf Co.	1,263	13,514

Hazardous Waste Disposal - 1.2%
Heritage-Crystal Clean, Inc.†	27,166	342,563
Sharps Compliance Corp.†	52,640	273,728
US Ecology, Inc.	292	13,228

		629,519

Health Care Cost Containment - 0.0%
CorVel Corp.†	132	5,966
HealthEquity, Inc.†	578	17,063

		23,029

Healthcare Safety Devices - 0.0%
Tandem Diabetes Care, Inc.†	249	1,651

Heart Monitors - 0.0%
HeartWare International, Inc.†	233	13,500

Home Furnishings - 0.1%
American Woodmark Corp.†	185	13,733
Bassett Furniture Industries, Inc.	138	3,564

Ethan Allen Interiors, Inc.	330	11,461
Flexsteel Industries, Inc.	86	3,535
Hooker Furniture Corp.	152	3,516
La-Z-Boy, Inc.	657	19,854
Select Comfort Corp.†	621	14,817

		70,480

Hotels/Motels - 0.2%
Belmond, Ltd., Class A†	1,121	12,880
Diamond Resorts International, Inc.†	497	14,999
Interval Leisure Group, Inc.	1,516	27,258
La Quinta Holdings, Inc.†	1,137	14,065
Marcus Corp.	249	5,515
Red Lion Hotels Corp.†	190	1,509

		76,226

Housewares - 0.0%
Libbey, Inc.	294	5,495
Lifetime Brands, Inc.	147	1,968
NACCO Industries, Inc., Class A	52	2,926

		10,389

Human Resources - 1.6%
AMN Healthcare Services, Inc.†	633	26,776
Barrett Business Services, Inc.	94	4,040
Cross Country Healthcare, Inc.†	23,635	345,544
Heidrick & Struggles International, Inc.	245	4,768
Insperity, Inc.	209	16,404
Kelly Services, Inc., Class A	392	8,024
Kforce, Inc.	328	5,858
Korn/Ferry International	767	17,649
Monster Worldwide, Inc.†	1,173	2,968
On Assignment, Inc.†	682	25,200
Patriot National, Inc.†	145	1,144
Paylocity Holding Corp.†	289	12,901
Resources Connection, Inc.	477	7,107
Team Health Holdings, Inc.†	909	37,124
TriNet Group, Inc.†	564	12,233
TrueBlue, Inc.†	564	12,594
Willdan Group, Inc.†	26,718	283,478

		823,812

Identification Systems - 0.0%
Brady Corp., Class A	613	19,702
Imprivata, Inc.†	214	4,092

		23,794

Independent Power Producers - 0.2%
Atlantica Yield PLC	789	15,898
Dynegy, Inc.†	1,566	23,694
NRG Yield, Inc., Class A	467	8,023
NRG Yield, Inc., Class C	850	15,249
Ormat Technologies, Inc.	521	23,778

		86,642

Industrial Audio & Video Products - 0.1%
GoPro, Inc., Class A†	1,353	17,102
IMAX Corp.†	789	24,924

		42,026

Industrial Automated/Robotic - 0.0%
Hurco Cos., Inc.	84	2,237

Instruments-Controls - 0.1%
Allied Motion Technologies, Inc.	82	1,855
Control4 Corp.†	268	2,334
Watts Water Technologies, Inc., Class A	372	23,008

Woodward, Inc.	709	41,505

		68,702

Instruments-Scientific - 0.0%
Fluidigm Corp.†	389	4,104

Insurance Brokers - 0.5%
Crawford & Co., Class B	22,921	251,673
eHealth, Inc.†	241	2,301

		253,974

Insurance-Life/Health - 0.2%
American Equity Investment Life Holding Co.	1,073	17,093
American Independence Corp.†	7	173
CNO Financial Group, Inc.	2,401	41,705
FBL Financial Group, Inc., Class A	131	8,171
Fidelity & Guaranty Life	159	3,476
Independence Holding Co.	95	1,654
National Western Life Group, Inc., Class A	29	5,485
Primerica, Inc.	629	32,400
Trupanion, Inc.†	192	2,895

		113,052

Insurance-Multi-line - 0.1%
Citizens, Inc.†	622	5,194
Genworth Financial, Inc., Class A†	6,744	19,288
Horace Mann Educators Corp.	542	18,525
Kemper Corp.	531	18,197
United Fire Group, Inc.	289	12,138

		73,342

Insurance-Property/Casualty - 0.9%
Ambac Financial Group, Inc.†	603	10,963
AMERISAFE, Inc.	253	14,808
Atlas Financial Holdings, Inc.†	142	2,444
Baldwin & Lyons, Inc., Class B	120	3,179
Donegal Group, Inc., Class A	111	1,795
EMC Insurance Group, Inc.	111	3,078
Employers Holdings, Inc.	429	12,235
Enstar Group, Ltd.†	152	25,322
Federated National Holding Co.	168	3,520
Global Indemnity PLC†	112	3,363
Hallmark Financial Services, Inc.†	186	1,973
HCI Group, Inc.	115	3,468
Heritage Insurance Holdings, Inc.	356	4,411
Infinity Property & Casualty Corp.	144	11,814
Investors Title Co.	19	1,909
James River Group Holdings, Ltd.	191	6,429
Kingstone Cos., Inc.	22,049	192,929
National General Holdings Corp.	648	13,368
National Interstate Corp.	100	3,243
Navigators Group, Inc.	149	13,957
OneBeacon Insurance Group, Ltd., Class A	267	3,741

RLI Corp.	509	34,699
Safety Insurance Group, Inc.	192	12,230
Selective Insurance Group, Inc.	761	29,801
State Auto Financial Corp.	206	4,651
Stewart Information Services Corp.	306	13,100
Third Point Reinsurance, Ltd.†	885	11,142
United Insurance Holdings Corp.	230	3,648
Universal Insurance Holdings, Inc.	437	9,500

		456,720

Insurance-Reinsurance - 0.2%
Argo Group International Holdings, Ltd.	386	20,030
Blue Capital Reinsurance Holdings, Ltd.	79	1,410
Essent Group, Ltd.†	1,001	23,984
Greenlight Capital Re, Ltd., Class A†	394	8,128
Maiden Holdings, Ltd.	792	11,064
State National Cos., Inc.	409	4,466
WMIH Corp.†	2,719	6,580

		75,662

Internet Application Software - 0.1%
Bazaarvoice, Inc.†	1,099	4,561
Box, Inc., Class A†	654	7,619
Intralinks Holdings, Inc.†	554	3,856
Lionbridge Technologies, Inc.†	764	3,446
RealNetworks, Inc.†	314	1,359
VirnetX Holding Corp.†	647	2,801
Zendesk, Inc.†	1,087	32,871

		56,513

Internet Connectivity Services - 0.1%
Boingo Wireless, Inc.†	477	4,369
Cogent Communications Holdings, Inc.	556	23,758

		28,127

Internet Content-Entertainment - 0.0%
Global Eagle Entertainment, Inc.†	627	5,141
Limelight Networks, Inc.†	950	1,606
Shutterstock, Inc.†	253	13,938

		20,685

Internet Content-Information/News - 1.9%
Autobytel, Inc.†	17,592	261,417
Bankrate, Inc.†	634	5,053
DHI Group, Inc.†	672	4,899
HealthStream, Inc.†	344	8,335
Reis, Inc.	14,743	372,703
WebMD Health Corp.†	500	30,505
XO Group, Inc.†	16,385	298,699

		981,611

Internet Security - 0.1%
AVG Technologies NV†	564	13,948
Corindus Vascular Robotics, Inc.†	736	1,052
Rapid7, Inc.†	266	3,719
VASCO Data Security International, Inc.†	403	6,734
Zix Corp.†	713	2,895

		28,348

Internet Telephone - 1.2%
8x8, Inc.†	17,971	247,101
RingCentral, Inc.†	15,631	359,982

		607,083

Investment Companies - 0.0%
Acacia Research Corp.	669	3,619
Real Industry, Inc.†	351	2,752
Tiptree Financial, Inc., Class A	365	1,905

		8,276

Investment Management/Advisor Services - 1.4%
Altisource Portfolio Solutions SA†	155	3,605
Associated Capital Group, Inc.	59	1,764
Calamos Asset Management, Inc., Class A	225	1,566
Cohen & Steers, Inc.	279	12,025
Financial Engines, Inc.	716	18,895
GAMCO Investors, Inc., Class A	58	1,980
Hennessy Advisors, Inc.	38	1,319
Janus Capital Group, Inc.	1,934	29,203
Manning & Napier, Inc.	200	1,558
Medley Management, Inc.	76	571
OM Asset Management PLC	537	7,518
Pzena Investment Management, Inc., Class A	31,593	248,321
Silvercrest Asset Management Group, Inc., Class A	27,609	335,449
Virtus Investment Partners, Inc.	83	6,996
Waddell & Reed Financial, Inc., Class A	1,064	19,429
Westwood Holdings Group, Inc.	107	5,737
WisdomTree Investments, Inc.	1,539	15,298

		711,234

Lasers-System/Components - 0.1%
Applied Optoelectronics, Inc.†	220	2,605
Coherent, Inc.†	324	34,360
Electro Scientific Industries, Inc.†	368	2,491
II-VI, Inc.†	797	16,020
Rofin-Sinar Technologies, Inc.†	361	11,408

		66,884

Leisure Games - 0.0%
Intrawest Resorts Holdings, Inc.†	215	3,126

Leisure Products - 0.0%
Escalade, Inc.	141	1,513
Johnson Outdoors, Inc., Class A	65	1,979
Marine Products Corp.	144	1,315

		4,807

Lighting Products & Systems - 0.1%
Universal Display Corp.†	555	39,316

Linen Supply & Related Items - 0.1%
G&K Services, Inc., Class A	262	21,015
UniFirst Corp.	202	23,610

		44,625

Machine Tools & Related Products - 0.1%
Hardinge, Inc.	156	1,575
Kennametal, Inc.	1,058	26,302
Milacron Holdings Corp.†	194	3,341

		31,218

Machinery-Construction & Mining - 0.1%
Astec Industries, Inc.	259	15,612
Hyster-Yale Materials Handling, Inc.	126	8,038
Joy Global, Inc.	1,321	36,499

		60,149

Machinery-Electrical - 0.1%
Babcock & Wilcox Enterprises, Inc.†	612	9,400
Franklin Electric Co., Inc.	616	23,852

		33,252

Machinery-Farming - 0.0%
Alamo Group, Inc.	126	8,458
Lindsay Corp.	142	9,963

		18,421

Machinery-General Industrial - 0.8%
Albany International Corp., Class A	383	16,212
Altra Industrial Motion Corp.	337	9,571
Applied Industrial Technologies, Inc.	486	22,818
Chart Industries, Inc.†	410	12,308
DXP Enterprises, Inc.†	173	2,879
Gencor Industries, Inc.†	69	1,214
Kadant, Inc.	5,985	328,816
Manitowoc Co., Inc.	1,703	9,486
Tennant Co.	234	14,995

		418,299

Machinery-Material Handling - 0.0%
Columbus McKinnon Corp.	260	4,313

Machinery-Pumps - 0.1%
Gorman-Rupp Co.	235	6,366
NN, Inc.	351	5,921
SPX FLOW, Inc.†	473	12,904

		25,191

Marine Services - 0.0%
Great Lakes Dredge & Dock Corp.†	791	3,512

Medical Imaging Systems - 0.6%
Analogic Corp.	167	14,031
Digirad Corp.	50,963	298,643
iRadimed Corp.†	54	1,046

		313,720

Medical Information Systems - 0.1%
Computer Programs & Systems, Inc.	149	5,906
Everyday Health, Inc.†	379	3,093
Medidata Solutions, Inc.†	736	39,118
Press Ganey Holdings, Inc.†	296	11,816
Quality Systems, Inc.	684	8,400

		68,333

Medical Instruments - 1.8%
Abaxis, Inc.	293	14,492
AngioDynamics, Inc.†	361	5,989
AtriCure, Inc.†	420	6,380
Avinger, Inc.†	146	721
Cardiovascular Systems, Inc.†	427	8,373
CONMED Corp.	369	14,996
CryoLife, Inc.	8,836	128,741
Endologix, Inc.†	1,085	15,309
Entellus Medical, Inc.†	100	1,790
Halyard Health, Inc.†	627	21,688
Integra LifeSciences Holdings Corp.†	404	34,045
Natus Medical, Inc.†	435	17,109
NuVasive, Inc.†	663	41,239
Spectranetics Corp.†	572	13,259
SurModics, Inc.†	9,685	265,660
TransEnterix, Inc.†	932	1,258
Vascular Solutions, Inc.†	6,850	314,209

		905,258

Medical Labs & Testing Services - 0.0%
Invitae Corp.†	305	2,675
Natera, Inc.†	349	4,572
Teladoc, Inc.†	278	4,848

		12,095

Medical Laser Systems - 0.0%
Cutera, Inc.†	157	1,694
Cynosure, Inc., Class A†	318	17,477
IRIDEX Corp.†	100	1,621

		20,792

Medical Products - 0.9%
Accuray, Inc.†	1,067	5,847
Atrion Corp.	18	8,582
AxoGen, Inc.†	323	2,171
Cantel Medical Corp.	479	32,069
Cerus Corp.†	1,356	10,021
ConforMIS, Inc.†	478	3,332
Exactech, Inc.†	140	3,784
Glaukos Corp.†	223	7,796
Globus Medical, Inc., Class A†	939	21,550
Haemonetics Corp.†	685	20,769
Integer Holdings Corp.†	410	9,106
Intersect ENT, Inc.†	341	5,401
Invacare Corp.	425	4,896
InVivo Therapeutics Holdings Corp.†	431	2,793
K2M Group Holdings, Inc.†	344	5,765
LeMaitre Vascular, Inc.	180	3,096
Luminex Corp.†	532	11,401
Medgenics, Inc.†	326	1,881
MiMedx Group, Inc.†	1,369	10,254
Misonix, Inc.†	23,277	138,498
NanoString Technologies, Inc.†	198	2,691
Nevro Corp.†	322	26,629
Novocure, Ltd.†	678	5,099
NxStage Medical, Inc.†	853	18,860
Orthofix International NV†	234	11,092
Penumbra, Inc.†	341	23,294
Rockwell Medical, Inc.†	641	5,160
T2 Biosystems, Inc.†	195	1,104
Wright Medical Group NV†	1,382	30,307
Zeltiq Aesthetics, Inc.†	475	16,126

		449,374

Medical-Biomedical/Gene - 4.1%
Acceleron Pharma, Inc.†	367	12,449
Achillion Pharmaceuticals, Inc.†	1,569	12,991
Acorda Therapeutics, Inc.†	576	14,561

Aduro Biotech, Inc.†	475	6,973
Advaxis, Inc.†	447	3,728
Adverum Biotechnologies, Inc.†	308	1,115
Agenus, Inc.†	978	5,428
Alder Biopharmaceuticals, Inc.†	627	20,127
AMAG Pharmaceuticals, Inc.†	466	12,363
Anavex Life Sciences Corp.†	436	1,674
ANI Pharmaceuticals, Inc.†	5,077	307,666
Applied Genetic Technologies Corp.†	14,621	219,754
Aratana Therapeutics, Inc.†	446	3,385
Ardelyx, Inc.†	306	3,268
Arena Pharmaceuticals, Inc.†	3,284	5,484
Argos Therapeutics, Inc.†	142	747
ARIAD Pharmaceuticals, Inc.†	2,370	22,539
Arrowhead Pharmaceuticals, Inc.†	810	4,828
Asterias Biotherapeutics, Inc.†	284	849
Atara Biotherapeutics, Inc.†	311	7,464
Athersys, Inc.†	1,020	2,264
Bellicum Pharmaceuticals, Inc.†	280	4,446
BioCryst Pharmaceuticals, Inc.†	983	3,559
BioTime, Inc.†	856	2,671
Bluebird Bio, Inc.†	496	28,361
Blueprint Medicines Corp.†	267	5,903
Cambrex Corp.†	427	22,379
Celldex Therapeutics, Inc.†	1,280	5,914
Cellular Biomedicine Group, Inc.†	162	2,412
ChemoCentryx, Inc.†	285	1,340
ChromaDex Corp.†	383	1,532
Coherus Biosciences, Inc.†	395	10,029
Corvus Pharmaceuticals, Inc.†	44	579
Curis, Inc.†	1,494	2,510
Cytokinetics, Inc.†	453	5,037
CytomX Therapeutics, Inc.†	274	2,756
CytRx Corp.†	895	582
Dermira, Inc.†	281	9,430
Dimension Therapeutics, Inc.†	163	1,161
Dynavax Technologies Corp.†	520	8,024
Edge Therapeutics, Inc.†	217	2,105
Editas Medicine, Inc.†	92	2,366
Eiger BioPharmaceuticals, Inc.†	46	895
Emergent BioSolutions, Inc.†	434	14,491
Endocyte, Inc.†	508	1,615
Enzo Biochem, Inc.†	532	3,708
Epizyme, Inc.†	538	5,574
Esperion Therapeutics, Inc.†	191	2,074
Exact Sciences Corp.†	1,296	22,525
Exelixis, Inc.†	3,046	27,962
Five Prime Therapeutics, Inc.†	3,717	188,415
Fortress Biotech, Inc.†	456	1,382
Foundation Medicine, Inc.†	179	4,183
Galena Biopharma, Inc.†	2,456	1,092
Geron Corp.†	2,022	5,419
GlycoMimetics, Inc.†	137	1,144
Halozyme Therapeutics, Inc.†	1,460	14,512
Harvard Bioscience, Inc.†	84,920	242,022
Idera Pharmaceuticals, Inc.†	1,192	2,050
ImmunoGen, Inc.†	1,128	3,136
Immunomedics, Inc.†	1,169	3,098
Infinity Pharmaceuticals, Inc.†	658	1,105
Innoviva, Inc.	1,082	13,925
Inovio Pharmaceuticals, Inc.†	888	8,773
Insmed, Inc.†	829	9,492
Intellia Therapeutics, Inc.†	93	1,760
Karyopharm Therapeutics, Inc.†	316	2,332
Kite Pharma, Inc.†	524	29,674
Lexicon Pharmaceuticals, Inc.†	566	9,237
Ligand Pharmaceuticals, Inc.†	254	34,260
Lion Biotechnologies, Inc.†	610	5,392
Loxo Oncology, Inc.†	178	4,578
MacroGenics, Inc.†	427	13,062
Medicines Co.†	901	35,238
Merrimack Pharmaceuticals, Inc.†	1,634	9,477
Momenta Pharmaceuticals, Inc.†	870	9,796
Myriad Genetics, Inc.†	904	28,006
NeoGenomics, Inc.†	34,402	299,985
NewLink Genetics Corp.†	290	3,068
Novavax, Inc.†	3,616	26,469
Omeros Corp.†	495	5,821
OncoMed Pharmaceuticals, Inc.†	234	2,838
Organovo Holdings, Inc.†	1,153	4,935
Otonomy, Inc.†	322	4,624
OvaScience, Inc.†	420	2,117
Pacific Biosciences of California, Inc.†	1,020	8,721
Paratek Pharmaceuticals, Inc.†	192	2,471
PDL BioPharma, Inc.	2,213	7,790
Pfenex, Inc.†	244	1,969
PharmAthene, Inc.†	835	2,138
Prothena Corp. PLC†	465	25,598
PTC Therapeutics, Inc.†	445	2,657
Puma Biotechnology, Inc.†	330	16,464
REGENXBIO, Inc.†	270	2,206
Retrophin, Inc.†	485	8,696
Rigel Pharmaceuticals, Inc.†	1,247	2,856
RTI Surgical, Inc.†	769	2,499
Sage Therapeutics, Inc.†	354	15,880
Sangamo BioSciences, Inc.†	930	5,887
Second Sight Medical Products, Inc.†	190	768
Senseonics Holdings, Inc.†	372	1,235
Spark Therapeutics, Inc.†	230	13,326
Spectrum Pharmaceuticals, Inc.†	896	6,156
Stemline Therapeutics, Inc.†	225	1,665
Syndax Pharmaceuticals, Inc.†	63	782
Synthetic Biologics, Inc.†	1,013	1,773
Theravance Biopharma, Inc.†	486	12,398
Tobira Therapeutics, Inc.†	118	509
Tokai Pharmaceuticals, Inc.†	132	166
Trovagene, Inc.†	376	2,117
Ultragenyx Pharmaceutical, Inc.†	482	30,501
Veracyte, Inc.†	187	926
Versartis, Inc.†	366	4,209
WaVe Life Sciences, Ltd.†	99	1,912
XBiotech, Inc.†	234	3,339
ZIOPHARM Oncology, Inc.†	1,628	7,912

		2,099,540

Medical-Drugs - 3.4%
AcelRx Pharmaceuticals, Inc.†	474	1,721

Aclaris Therapeutics, Inc.†	120	2,364
Adamas Pharmaceuticals, Inc.†	223	3,367
Aerie Pharmaceuticals, Inc.†	322	5,587
Agile Therapeutics, Inc.†	177	1,239
Aimmune Therapeutics, Inc.†	352	4,220
Amicus Therapeutics, Inc.†	1,705	11,458
Ampio Pharmaceuticals, Inc.†	588	582
Anthera Pharmaceuticals, Inc.†	526	1,620
Array BioPharma, Inc.†	1,934	7,233
BioSpecifics Technologies Corp.†	6,753	273,496
Cempra, Inc.†	554	9,955
Chimerix, Inc.†	571	2,278
Cidara Therapeutics, Inc.†	143	1,700
Clovis Oncology, Inc.†	426	6,083
Collegium Pharmaceutical, Inc.†	180	2,183
Corcept Therapeutics, Inc.†	35,720	207,176
Durata Therapeutics CVR†(1)(2)	228	0
Durect Corp.†	1,690	3,279
Eagle Pharmaceuticals, Inc.†	118	5,091
Enanta Pharmaceuticals, Inc.†	208	4,678
FibroGen, Inc.†	701	13,410
Global Blood Therapeutics, Inc.†	188	3,361
Horizon Pharma PLC†	2,161	41,686
Ignyta, Inc.†	395	2,176
Immune Design Corp.†	149	1,143
Inotek Pharmaceuticals Corp.†	233	2,209
Insys Therapeutics, Inc.†	314	4,914
Intra-Cellular Therapies, Inc.†	459	18,727
Ironwood Pharmaceuticals, Inc.†	1,733	24,487
Keryx Biopharmaceuticals, Inc.†	1,057	7,780
Lannett Co., Inc.†	371	11,583
Lipocine, Inc.†	221	815
MediciNova, Inc.†	398	2,468
Minerva Neurosciences, Inc.†	214	2,375
MyoKardia, Inc.†	150	2,651
NantKwest, Inc.†	223	1,523
Neos Therapeutics, Inc.†	184	1,625
Ocular Therapeutix, Inc.†	239	1,044
Ophthotech Corp.†	409	26,274
Pacira Pharmaceuticals, Inc.†	488	17,690
PharMerica Corp.†	396	10,518
PRA Health Sciences, Inc.†	324	15,027
Prestige Brands Holdings, Inc.†	713	38,146
Progenics Pharmaceuticals, Inc.†	61,100	357,435
Radius Health, Inc.†	422	19,885
Raptor Pharmaceutical Corp.†	1,145	6,744
Reata Pharmaceuticals, Inc., Class A†	76	1,218
Regulus Therapeutics, Inc.†	519	1,853
Relypsa, Inc.†	505	16,130
Sagent Pharmaceuticals, Inc.†	344	7,461
SciClone Pharmaceuticals, Inc.†	671	7,086
Sorrento Therapeutics, Inc.†	384	2,415
Sucampo Pharmaceuticals, Inc., Class A†	7,754	91,110
Supernus Pharmaceuticals, Inc.†	16,205	360,075
Synergy Pharmaceuticals, Inc.†	2,430	9,914
TESARO, Inc.†	328	30,583
Tetraphase Pharmaceuticals, Inc.†	487	1,958
TG Therapeutics, Inc.†	493	2,914
TherapeuticsMD, Inc.†	2,010	15,618
Titan Pharmaceuticals, Inc.†	251	1,245
Trevena, Inc.†	599	3,756
Vanda Pharmaceuticals, Inc.†	490	5,586
vTv Therapeutics, Inc., Class A†	102	577
Zogenix, Inc.†	331	3,022

		1,753,527

Medical-Generic Drugs - 0.1%
Amphastar Pharmaceuticals, Inc.†	476	7,702
AveXis, Inc.†	64	2,408
Impax Laboratories, Inc.†	980	30,792
Teligent, Inc.†	554	4,498

		45,400

Medical-HMO - 0.1%
Magellan Health, Inc.†	332	22,732
Molina Healthcare, Inc.†	579	32,893
Triple-S Management Corp., Class B†	312	7,753
Universal American Corp.	776	5,944

		69,322

Medical-Hospitals - 0.1%
Adeptus Health, Inc., Class A†	165	7,354
Community Health Systems, Inc.†	1,478	18,874
Quorum Health Corp.†	397	4,323
Select Medical Holdings Corp.†	1,430	16,445
Surgery Partners, Inc.†	249	4,515
USMD Holdings, Inc.†	31	638

		52,149

Medical-Nursing Homes - 0.1%
Ensign Group, Inc.	639	13,739
Genesis Healthcare, Inc.†	501	1,032
Kindred Healthcare, Inc.	1,128	13,829
National HealthCare Corp.	149	9,625

		38,225

Medical-Outpatient/Home Medical - 0.7%
Addus HomeCare Corp.†	98	1,848
Air Methods Corp.†	476	15,846
Almost Family, Inc.†	108	4,297
Amedisys, Inc.†	374	20,028
Chemed Corp.	216	31,782
Civitas Solutions, Inc.†	202	4,329
LHC Group, Inc.†	200	9,052
Nobilis Health Corp.†	743	2,118
Providence Service Corp.†	6,008	290,607

		379,907

Medical-Wholesale Drug Distribution - 0.1%
Owens & Minor, Inc.	836	29,854

Metal Processors & Fabrication - 0.2%
Ampco-Pittsburgh Corp.	114	1,506
CIRCOR International, Inc.	220	12,527
Dynamic Materials Corp.	187	1,915
Global Brass & Copper Holdings, Inc.	282	7,986
Haynes International, Inc.	165	6,267
Mueller Industries, Inc.	759	25,837
Park-Ohio Holdings Corp.	113	3,365

RBC Bearings, Inc.†	304	23,113
Rexnord Corp.†	1,111	23,653
Sun Hydraulics Corp.	311	9,392

		115,561

Metal Products-Distribution - 0.0%
Lawson Products, Inc.†	84	1,378
Olympic Steel, Inc.	123	3,525

		4,903

Metal Products-Fasteners - 0.0%
TriMas Corp.†	603	10,776

Metal-Aluminum - 0.1%
Century Aluminum Co.†	668	5,070
Kaiser Aluminum Corp.	237	19,636

		24,706

Metal-Diversified - 0.0%
Ferroglobe PLC	875	8,155

Metal-Iron - 0.0%
Cliffs Natural Resources, Inc.†	2,354	18,620

Miscellaneous Manufacturing - 0.1%
American Railcar Industries, Inc.	103	4,327
FreightCar America, Inc.	161	2,399
Hillenbrand, Inc.	791	25,589
John Bean Technologies Corp.	390	26,099

		58,414

Motion Pictures & Services - 0.1%
DreamWorks Animation SKG, Inc., Class A†	1,038	42,527
Eros International PLC†	396	6,894

		49,421

MRI/Medical Diagnostic Imaging - 0.0%
RadNet, Inc.†	497	2,987
Surgical Care Affiliates, Inc.†	359	18,672

		21,659

Multimedia - 0.2%
E.W. Scripps Co., Class A†	797	13,517
Entravision Communications Corp., Class A	871	6,324
Liberty Braves Group, Series A†	123	2,028
Liberty Braves Group, Series C†	421	6,728
Liberty Media Group, Series A†	306	6,946
Liberty Media Group, Series C†	618	13,856
Media General, Inc.†	1,461	25,699
Meredith Corp.	503	27,403

		102,501

Networking Products - 2.2%
A10 Networks, Inc.†	589	4,606
Black Box Corp.	201	2,744
Calix, Inc.†	552	4,261
Extreme Networks, Inc.†	102,097	397,157
Gigamon, Inc.†	6,946	324,517
Infinera Corp.†	1,882	16,486
Infoblox, Inc.†	754	14,115
Ixia†	859	9,879
LogMeIn, Inc.	337	28,952
NeoPhotonics Corp.†	21,045	264,115
NETGEAR, Inc.†	433	22,269
Polycom, Inc.†	1,824	22,599
Silicom, Ltd.	74	2,683

		1,114,383

Non-Ferrous Metals - 0.0%
Materion Corp.	266	7,025

Non-Hazardous Waste Disposal - 0.8%
Casella Waste Systems, Inc., Class A†	45,406	425,000

Office Automation & Equipment - 0.0%
Eastman Kodak Co.†	228	3,862

Office Furnishings-Original - 0.2%
CompX International, Inc.	21	250
Herman Miller, Inc.	801	26,249
HNI Corp.	607	31,643
Interface, Inc.	867	15,484
Kimball International, Inc., Class B	494	5,627
Knoll, Inc.	643	16,236
Steelcase, Inc., Class A	1,153	16,718

		112,207

Office Supplies & Forms - 0.0%
ACCO Brands Corp.†	1,424	16,006

Oil & Gas Drilling - 0.1%
Atwood Oceanics, Inc.	815	8,704
Parker Drilling Co.†	1,618	3,350
Seadrill, Ltd.†	5,065	15,043

		27,097

Oil Companies-Exploration & Production - 1.1%
Abraxas Petroleum Corp.†	1,654	1,919
Bill Barrett Corp.†	656	3,916
California Resources Corp.	425	4,361
Callon Petroleum Co.†	1,624	18,497
Carrizo Oil & Gas, Inc.†	747	24,502
Clayton Williams Energy, Inc.†	80	3,017
Cobalt International Energy, Inc.†	5,467	8,146
Contango Oil & Gas Co.†	238	2,197
Denbury Resources, Inc.	4,712	13,665
Earthstone Energy, Inc.†	22	221
Eclipse Resources Corp.†	653	2,057
EP Energy Corp., Class A†	518	2,160
Erin Energy Corp.†	193	494
Evolution Petroleum Corp.	326	1,777
EXCO Resources, Inc.†	1,875	2,588
Isramco, Inc.†	9	712
Jones Energy, Inc., Class A†	413	1,528
Matador Resources Co.†	1,112	23,452
Northern Oil and Gas, Inc.†	626	2,479
Oasis Petroleum, Inc.†	2,385	18,126
Panhandle Oil and Gas, Inc., Class A	205	3,354
PDC Energy, Inc.†	617	33,793
Ring Energy, Inc.†	478	3,795
RSP Permian, Inc.†	1,053	37,855
Sanchez Energy Corp.†	748	4,742
Synergy Resources Corp.†	49,788	324,120

Unit Corp.†	677	8,462
W&T Offshore, Inc.†	476	947

		552,882

Oil Field Machinery & Equipment - 0.1%
Exterran Corp.†	424	5,393
Flotek Industries, Inc.†	697	9,898
Forum Energy Technologies, Inc.†	804	13,129
Natural Gas Services Group, Inc.†	164	4,118
Thermon Group Holdings, Inc.†	428	8,637

		41,175

Oil Refining & Marketing - 0.1%
Adams Resources & Energy, Inc.	27	817
Alon USA Energy, Inc.	422	2,984
CVR Energy, Inc.	212	3,138
Delek US Holdings, Inc.	825	10,329
Par Pacific Holdings, Inc.†	374	5,610
Trecora Resources†	265	3,029
Western Refining, Inc.	910	18,973

		44,880

Oil-Field Services - 0.3%
Archrock, Inc.	932	8,304
Bristow Group, Inc.	449	4,854
CARBO Ceramics, Inc.	261	3,680
Era Group, Inc.†	262	2,300
Helix Energy Solutions Group, Inc.†	1,349	10,711
Independence Contract Drilling, Inc.†	401	2,017
Matrix Service Co.†	356	5,899
McDermott International, Inc.†	3,238	16,773
MRC Global, Inc.†	1,255	16,604
Newpark Resources, Inc.†	1,111	7,021
NOW, Inc.†	1,433	26,238
Oil States International, Inc.†	686	21,211
PHI, Inc.†	157	3,033
Pioneer Energy Services Corp.†	854	2,690
SEACOR Holdings, Inc.†	213	12,039
Tesco Corp.	524	3,464
TETRA Technologies, Inc.†	1,057	6,353
Willbros Group, Inc.†	579	1,187

		154,378

Optical Recognition Equipment - 0.1%
Digimarc Corp.†	112	4,078
Lumentum Holdings, Inc.†	676	20,449

		24,527

Optical Supplies - 0.0%
STAAR Surgical Co.†	536	3,666

Paper & Related Products - 1.2%
Clearwater Paper Corp.†	226	14,218
Neenah Paper, Inc.	4,198	316,655
Orchids Paper Products Co.	8,596	263,983
P.H. Glatfelter Co.	582	12,024
Schweitzer-Mauduit International, Inc.	405	15,313

		622,193

Patient Monitoring Equipment - 0.1%
Insulet Corp.†	773	27,356
Masimo Corp.†	547	28,975

		56,331

Pharmacy Services - 0.1%
BioScrip, Inc.†	909	2,327
Diplomat Pharmacy, Inc.†	612	21,989

Vitae Pharmaceuticals, Inc.†	352	3,749

		28,065

Physical Therapy/Rehabilitation Centers - 0.9%
AAC Holdings, Inc.†	132	2,993
HealthSouth Corp.	1,188	51,143
U.S. Physical Therapy, Inc.	6,539	389,855

		443,991

Physicians Practice Management - 0.0%
Healthways, Inc.†	427	7,191

Pipelines - 0.0%
SemGroup Corp., Class A	593	17,173

Platinum - 0.1%
Stillwater Mining Co.†	1,638	25,061

Pollution Control - 0.0%
CECO Environmental Corp.	391	3,617

Poultry - 0.0%
Sanderson Farms, Inc.	267	23,387

Power Converter/Supply Equipment - 0.1%
Advanced Energy Industries, Inc.†	528	21,500
Energous Corp.†	198	2,459
Generac Holdings, Inc.†	875	33,066
Powell Industries, Inc.	116	4,274
SPX Corp.†	556	8,418
Vicor Corp.†	220	2,332

		72,049

Precious Metals - 0.1%
Coeur Mining, Inc.†	2,047	31,360

Printing-Commercial - 0.2%
ARC Document Solutions, Inc.†	550	2,167
Cimpress NV†	336	31,853
Deluxe Corp.	655	44,271
Ennis, Inc.	342	5,923
Quad/Graphics, Inc.	388	9,840

		94,054

Private Equity - 0.0%
Fifth Street Asset Management, Inc.	68	273

Protection/Safety - 0.5%
Landauer, Inc.	6,335	264,296

Publishing-Books - 0.1%
Houghton Mifflin Harcourt Co.†	1,661	28,154
Scholastic Corp.	361	14,837

		42,991

Publishing-Newspapers - 0.1%
Daily Journal Corp.†	14	3,198
Gannett Co., Inc.	1,575	20,097
New York Times Co., Class A	1,667	21,638

tronc, Inc.	357	5,351

		50,284

Publishing-Periodicals - 0.0%
Time, Inc.	1,376	22,470
Value Line, Inc.	16	289

		22,759

Racetracks - 0.1%
Churchill Downs, Inc.	180	23,603
Empire Resorts, Inc.†	44	681
International Speedway Corp., Class A	353	11,921
Penn National Gaming, Inc.†	998	14,990
Speedway Motorsports, Inc.	157	2,774

		53,969

Radio - 0.0%
Entercom Communications Corp., Class A	347	5,069
Radio One, Inc., Class D†	330	1,056
Saga Communications, Inc., Class A	49	2,010
Salem Media Group, Inc., Class A	147	1,113
Townsquare Media, Inc.†	115	941

		10,189

Real Estate Investment Trusts - 4.1%
Acadia Realty Trust	949	35,739
AG Mtg. Investment Trust, Inc.	376	5,632
Agree Realty Corp.	305	15,470
Alexander’s, Inc.	28	12,020
American Assets Trust, Inc.	523	23,995
American Capital Mortgage Investment Corp.	616	10,078
Annaly Capital Management, Inc.	1,249	13,709
Anworth Mtg. Asset Corp.	1,282	6,307
Apollo Commercial Real Estate Finance, Inc.	788	12,805
Apollo Residential Mortgage, Inc.	428	5,808
Ares Commercial Real Estate Corp.	359	4,559
Armada Hoffler Properties, Inc.	416	6,228
ARMOUR Residential REIT, Inc.	492	10,470
Ashford Hospitality Prime, Inc.	343	5,159
Ashford Hospitality Trust, Inc.	1,047	6,240
Bluerock Residential Growth REIT, Inc.	251	3,343
Capstead Mtg. Corp.	1,279	12,726
CareTrust REIT, Inc.	770	11,126
CatchMark Timber Trust, Inc., Class A	520	6,297
CBL & Associates Properties, Inc.	2,261	27,788
Cedar Realty Trust, Inc.	1,106	8,892
Chatham Lodging Trust	503	12,062
Chesapeake Lodging Trust	796	20,115
City Office REIT, Inc.	251	3,404
Colony Capital, Inc.	1,507	26,794
Colony Starwood Homes	871	28,534
CorEnergy Infrastructure Trust, Inc.	160	4,707
CoreSite Realty Corp.	449	37,056
Cousins Properties, Inc.	2,783	29,611
CYS Investments, Inc.	2,030	18,168
DiamondRock Hospitality Co.	2,690	26,416
DuPont Fabros Technology, Inc.	1,000	47,830
Dynex Capital, Inc.	600	4,212
Easterly Government Properties, Inc.	319	6,536
EastGroup Properties, Inc.	422	31,068
Education Realty Trust, Inc.	890	42,845
Farmland Partners, Inc.	156	1,838
FelCor Lodging Trust, Inc.	1,826	11,595
First Industrial Realty Trust, Inc.	1,556	45,855
First Potomac Realty Trust	777	7,855
Franklin Street Properties Corp.	1,307	16,756
GEO Group, Inc.	994	34,402
Getty Realty Corp.	351	7,975
Gladstone Commercial Corp.	299	5,442
Global Net Lease, Inc.	2,285	19,948
Government Properties Income Trust	939	22,405
Gramercy Property Trust	5,660	56,543
Great Ajax Corp.	173	2,396
Healthcare Realty Trust, Inc.	1,398	50,552
Hersha Hospitality Trust	554	10,471
Hudson Pacific Properties, Inc.	1,051	35,534
Independence Realty Trust, Inc.	540	4,882
InfraREIT, Inc.	533	9,413
Invesco Mtg. Capital, Inc.	1,508	21,715
Investors Real Estate Trust	1,623	10,744
iStar, Inc.†	973	10,080
Kite Realty Group Trust	1,108	33,694
LaSalle Hotel Properties	1,430	39,396
Lexington Realty Trust	3,081	33,490
LTC Properties, Inc.	505	27,033
Mack-Cali Realty Corp.	1,195	33,699
Medical Properties Trust, Inc.	3,177	49,879
Monmouth Real Estate Investment Corp.	844	11,664
Monogram Residential Trust, Inc.	2,257	24,172
National Health Investors, Inc.	498	39,128
National Storage Affiliates Trust	308	6,582
New Residential Investment Corp.	2,996	40,955
New Senior Investment Group, Inc.	1,022	12,254
New York Mortgage Trust, Inc.	1,474	9,640
New York REIT, Inc.	2,214	21,122
NexPoint Residential Trust, Inc.	240	4,678
NorthStar Realty Europe Corp.	798	7,381
One Liberty Properties, Inc.	176	4,404
Orchid Island Capital, Inc.	274	3,058
Owens Realty Mortgage, Inc.	134	2,240
Parkway Properties, Inc.	1,075	18,673
Pebblebrook Hotel Trust	958	28,405
Pennsylvania Real Estate Investment Trust	915	23,278
PennyMac Mortgage Investment Trust	913	14,818
Physicians Realty Trust	1,810	39,313
Potlatch Corp.	543	20,770
Preferred Apartment Communities, Inc., Class A	304	4,520
PS Business Parks, Inc.	264	29,275
QTS Realty Trust, Inc., Class A	627	35,896
RAIT Financial Trust	1,230	3,899
Ramco-Gershenson Properties Trust	1,055	20,931
Redwood Trust, Inc.	1,021	14,570
Resource Capital Corp.	405	5,512

Retail Opportunity Investments Corp.	1,333	30,432
Rexford Industrial Realty, Inc.	879	20,094
RLJ Lodging Trust	1,633	38,767
Ryman Hospitality Properties, Inc.	582	32,732
Sabra Health Care REIT, Inc.	865	20,682
Saul Centers, Inc.	128	8,598
Select Income REIT	850	23,596
Seritage Growth Properties, Class A	334	16,720
Silver Bay Realty Trust Corp.	445	8,019
STAG Industrial, Inc.	920	23,350
Summit Hotel Properties, Inc.	1,159	16,435
Sunstone Hotel Investors, Inc.	2,913	38,743
Terreno Realty Corp.	571	15,902
Tier REIT, Inc.	640	11,155
UMH Properties, Inc.	326	4,029
United Development Funding IV†(1)(2)	406	0
Universal Health Realty Income Trust	165	9,846
Urban Edge Properties	1,202	35,952
Urstadt Biddle Properties, Inc., Class A	350	8,645
Washington Real Estate Investment Trust	983	33,707
Western Asset Mortgage Capital Corp.	548	5,392
Whitestone REIT	350	5,659
WP GLIMCHER, Inc.	2,489	31,561
Xenia Hotels & Resorts, Inc.	1,386	24,893

		2,099,388

Real Estate Management/Services - 0.2%
Altisource Residential Corp.	701	6,730
Four Corners Property Trust, Inc.	809	17,563
HFF, Inc., Class A	480	13,541
Kennedy-Wilson Holdings, Inc.	1,104	23,239
Marcus & Millichap, Inc.†	194	5,197
RE/MAX Holdings, Inc., Class A	237	10,267

		76,537

Real Estate Operations & Development - 0.1%
Alexander & Baldwin, Inc.	625	24,625
BBX Capital Corp., Class A†	40	774
Community Healthcare Trust, Inc.	169	3,885
Consolidated-Tomoka Land Co.	54	2,642
Forestar Group, Inc.†	458	5,624
FRP Holdings, Inc.†	84	3,056
RMR Group, Inc., Class A	93	3,166
St. Joe Co.†	676	12,459
Stratus Properties, Inc.†	83	1,460
Trinity Place Holdings, Inc.†	259	2,106

		59,797

Recreational Centers - 0.0%
ClubCorp Holdings, Inc.	861	12,485
Planet Fitness, Inc., Class A†	210	4,305

		16,790

Recreational Vehicles - 0.0%
Arctic Cat, Inc.	175	2,732
Malibu Boats, Inc., Class A†	241	3,287
MCBC Holdings, Inc.	102	1,171

		7,190

Recycling - 0.0%
Aqua Metals, Inc.†	143	1,331

Rental Auto/Equipment - 0.1%
Aaron’s, Inc.	881	21,100
Electro Rent Corp.	228	3,527
McGrath RentCorp	314	10,007
Neff Corp.†	127	1,241
Rent-A-Center, Inc.	694	7,495

		43,370

Research & Development - 0.2%
Albany Molecular Research, Inc.†	347	5,011
INC Research Holdings, Inc., Class A†	554	24,658
PAREXEL International Corp.†	703	46,996

		76,665

Resorts/Theme Parks - 0.1%
Marriott Vacations Worldwide Corp.	299	22,814
SeaWorld Entertainment, Inc.	896	13,798

		36,612

Respiratory Products - 0.7%
Inogen, Inc.†	6,365	342,055

Retail-Apparel/Shoe - 0.5%
Abercrombie & Fitch Co., Class A	912	18,888
American Eagle Outfitters, Inc.	2,232	39,997
Ascena Retail Group, Inc.†	2,318	18,845
Boot Barn Holdings, Inc.†	178	1,915
Buckle, Inc.	383	10,490
Caleres, Inc.	573	15,081
Cato Corp., Class A	342	12,233
Chico’s FAS, Inc.	1,748	20,994
Children’s Place, Inc.	250	20,895
Destination XL Group, Inc.†	486	2,508
DSW, Inc., Class A	901	21,858
Duluth Holdings, Inc.†	128	3,174
Express, Inc.†	996	14,900
Finish Line, Inc., Class A	559	12,147
Francesca’s Holdings Corp.†	540	6,863
Genesco, Inc.†	275	19,091
Guess?, Inc.	819	12,056
Shoe Carnival, Inc.	191	5,025
Stein Mart, Inc.	417	3,586
Tailored Brands, Inc.	655	9,596
Tilly’s, Inc., Class A†	156	888
Vera Bradley, Inc.†	271	3,946
Winmark Corp.	29	2,917

		277,893

Retail-Appliances - 0.0%
Conn’s, Inc.†	271	1,927

Retail-Automobile - 0.2%
America’s Car-Mart, Inc.†	106	3,718
Asbury Automotive Group, Inc.†	267	16,234
Group 1 Automotive, Inc.	278	17,325
Lithia Motors, Inc., Class A	318	27,440
Rush Enterprises, Inc., Class A†	395	9,077
Rush Enterprises, Inc., Class B†	87	2,030

Sonic Automotive, Inc., Class A	374	6,799

		82,623

Retail-Bedding - 0.0%
Mattress Firm Holding Corp.†	225	6,714

Retail-Bookstores - 0.0%
Barnes & Noble Education, Inc.†	536	6,196
Barnes & Noble, Inc.	846	11,066

		17,262

Retail-Building Products - 0.1%
BMC Stock Holdings, Inc.†	738	15,018
GMS, Inc.†	95	2,399
Lumber Liquidators Holdings, Inc.†	352	5,290
Tile Shop Holdings, Inc.†	436	7,434

		30,141

Retail-Computer Equipment - 0.0%
PC Connection, Inc.	152	3,923

Retail-Discount - 0.2%
Big Lots, Inc.	668	35,524
Citi Trends, Inc.	192	3,203
Fred’s, Inc., Class A	473	7,516
HSN, Inc.	419	21,436
Ollie’s Bargain Outlet Holdings, Inc.†	270	7,058
Tuesday Morning Corp.†	601	4,742

		79,479

Retail-Hair Salons - 0.0%
Regis Corp.†	497	6,680

Retail-Home Furnishings - 0.1%
Haverty Furniture Cos., Inc.	263	4,847
Kirkland’s, Inc.†	198	3,017
Pier 1 Imports, Inc.	1,084	5,550
Restoration Hardware Holdings, Inc.†	518	15,960

		29,374

Retail-Jewelry - 0.0%
Movado Group, Inc.	206	4,654

Retail-Leisure Products - 0.0%
MarineMax, Inc.†	330	6,666
Party City Holdco, Inc.†	360	5,767
West Marine, Inc.†	247	2,164

		14,597

Retail-Major Department Stores - 0.0%
Sears Holdings Corp.†	150	2,312
Sears Hometown and Outlet Stores, Inc.†	150	1,032

		3,344

Retail-Misc./Diversified - 0.1%
Container Store Group, Inc.†	213	1,178
Five Below, Inc.†	717	36,574
Gaia, Inc.†	180	1,471
PriceSmart, Inc.	268	20,872

		60,095

Retail-Office Supplies - 0.1%
Office Depot, Inc.†	7,414	25,652

Retail-Pawn Shops - 0.1%
Cash America International, Inc.	320	13,712
EZCORP, Inc., Class A†	677	6,134
First Cash Financial Services, Inc.	368	18,882

		38,728

Retail-Pet Food & Supplies - 0.0%
Freshpet, Inc.†	298	2,605
PetMed Express, Inc.	265	5,493

		8,098

Retail-Regional Department Stores - 0.0%
Stage Stores, Inc.	343	2,034

Retail-Restaurants - 1.8%
Biglari Holdings, Inc.†	13	5,396
BJ’s Restaurants, Inc.†	312	12,118
Bloomin’ Brands, Inc.	1,525	27,419
Bob Evans Farms, Inc.	265	9,747
Bojangles’, Inc.†	131	2,277
Buffalo Wild Wings, Inc.†	253	42,494
Carrols Restaurant Group, Inc.†	460	5,571
Cheesecake Factory, Inc.	609	31,504
Chuy’s Holdings, Inc.†	219	7,385
Cracker Barrel Old Country Store, Inc.	256	40,297
Dave & Buster’s Entertainment, Inc.†	507	22,561
Del Frisco’s Restaurant Group, Inc.†	316	4,715
Del Taco Restaurants, Inc.†	309	3,248
Denny’s Corp.†	22,982	256,479
DineEquity, Inc.	234	19,041
El Pollo Loco Holdings, Inc.†	271	3,566
Fiesta Restaurant Group, Inc.†	356	7,953
Fogo De Chao, Inc.†	66	900
Habit Restaurants, Inc.†	179	2,907
J Alexander’s Holdings, Inc.†	178	1,703
Jack in the Box, Inc.	437	38,626
Jamba, Inc.†	170	1,836
Kona Grill, Inc.†	111	1,387
Luby’s, Inc.†	260	1,206
Nathan’s Famous, Inc.†	40	1,943
Noodles & Co.†	147	1,086
Papa John’s International, Inc.	364	26,918
Popeyes Louisiana Kitchen, Inc.†	290	16,611
Potbelly Corp.†	319	4,157
Red Robin Gourmet Burgers, Inc.†	183	8,850
Ruby Tuesday, Inc.†	795	3,212
Ruth’s Hospitality Group, Inc.	13,172	210,357
Shake Shack, Inc.†	209	8,362
Sonic Corp.	630	16,953
Texas Roadhouse, Inc.	887	41,884
Wingstop, Inc.	210	5,460
Zoe’s Kitchen, Inc.†	255	9,063

		905,192

Retail-Sporting Goods - 0.0%
Big 5 Sporting Goods Corp.	237	2,503
Hibbett Sports, Inc.†	306	10,686
Sportsman’s Warehouse Holdings, Inc.†	345	3,512
Zumiez, Inc.†	241	4,092

		20,793

Retail-Toy Stores - 0.0%
Build-A-Bear Workshop, Inc.†	182	2,481

Retail-Video Rentals - 0.0%
Outerwall, Inc.	228	12,006

Retail-Vitamins & Nutrition Supplements - 0.1%
Flex Pharma, Inc.†	142	1,682
GNC Holdings, Inc., Class A	919	18,757
Vitamin Shoppe, Inc.†	323	9,451

		29,890

Retirement/Aged Care - 0.6%
Capital Senior Living Corp.†	15,225	296,583

Rubber-Tires - 0.1%
Cooper Tire & Rubber Co.	742	24,479

Rubber/Plastic Products - 0.1%
Myers Industries, Inc.	290	4,336
Proto Labs, Inc.†	330	18,163
Trinseo SA	385	19,169

		41,668

Satellite Telecom - 0.1%
DigitalGlobe, Inc.†	845	22,781
Globalstar, Inc.†	4,998	5,948
Intelsat SA†	390	897
Iridium Communications, Inc.†	1,104	9,914
Loral Space & Communications, Inc.†	172	6,042

		45,582

Savings & Loans/Thrifts - 1.5%
Astoria Financial Corp.	1,233	18,088
Banc of California, Inc.	654	14,506
Bank Mutual Corp.	547	4,179
BankFinancial Corp.	203	2,477
Bear State Financial, Inc.	240	2,290
Beneficial Bancorp, Inc.	941	12,760
Berkshire Hills Bancorp, Inc.	412	10,864
BofI Holding, Inc.†	803	13,506
Brookline Bancorp, Inc.	927	10,559
BSB Bancorp, Inc.†	108	2,484
Capitol Federal Financial, Inc.	1,708	24,202
Charter Financial Corp.	182	2,373
Clifton Bancorp, Inc.	293	4,389
Dime Community Bancshares, Inc.	418	7,231
ESSA Bancorp, Inc.	109	1,543
EverBank Financial Corp.	1,380	24,785
First Defiance Financial Corp.	117	4,878
First Financial Northwest, Inc.	122	1,706
Flagstar Bancorp, Inc.†	280	7,395
Flushing Financial Corp.	372	8,299
Greene County Bancorp, Inc.	40	666
Hingham Institution for Savings	18	2,358
Home Bancorp, Inc.	77	2,228
HomeStreet, Inc.†	316	7,047
HomeTrust Bancshares, Inc.†	221	4,062
Investors Bancorp, Inc.	3,987	45,292
Lake Sunapee Bank Group	104	1,918
Meridian Bancorp, Inc.	646	9,496
Meta Financial Group, Inc.	6,390	349,469
MutualFirst Financial, Inc.	72	2,069
Northfield Bancorp, Inc.	564	8,420
Northwest Bancshares, Inc.	1,287	19,189
OceanFirst Financial Corp.	274	5,168
Oritani Financial Corp.	517	8,386
Pacific Premier Bancorp, Inc.†	364	8,791
Provident Financial Holdings, Inc.	88	1,715
Provident Financial Services, Inc.	818	16,483
SI Financial Group, Inc.	148	1,979
Southern Missouri Bancorp, Inc.	78	1,904
Sterling Bancorp	1,698	28,679
Territorial Bancorp, Inc.	101	2,717
United Community Financial Corp.	623	4,137
United Financial Bancorp, Inc.	671	8,824
Washington Federal, Inc.	1,218	30,450
Waterstone Financial, Inc.	340	5,331
Westfield Financial, Inc.	213	1,676
WSFS Financial Corp.	383	13,478

		770,446

Schools - 0.3%
American Public Education, Inc.†	207	5,929
Apollo Education Group, Inc.†	1,144	10,285
Bridgepoint Education, Inc.†	238	1,697
Bright Horizons Family Solutions, Inc.†	588	39,437
Cambium Learning Group, Inc.†	179	866
Capella Education Co.	152	9,100
Career Education Corp.†	895	6,184
DeVry Education Group, Inc.	838	18,662
Grand Canyon Education, Inc.†	602	25,320
K12, Inc.†	452	5,596
Strayer Education, Inc.†	141	6,447

		129,523

Security Services - 0.1%
Alarm.com Holdings, Inc.†	138	3,965
Ascent Capital Group, Inc., Class A†	137	2,332
Brink’s Co.	603	19,790
LifeLock, Inc.†	1,132	18,938

		45,025

Seismic Data Collection - 0.0%
Dawson Geophysical Co.†	269	2,004
Geospace Technologies Corp.†	174	2,871

		4,875

Semiconductor Components-Integrated Circuits - 0.2%
Cirrus Logic, Inc.†	839	40,767
Exar Corp.†	547	4,584
Integrated Device Technology, Inc.†	1,806	39,714
MaxLinear, Inc., Class A†	748	16,314
Power Integrations, Inc.	367	20,944
Sigma Designs, Inc.†	480	3,216

		125,539

Semiconductor Equipment - 0.3%
Axcelis Technologies, Inc.†	389	4,162
Brooks Automation, Inc.	910	11,402
Cabot Microelectronics Corp.	315	16,575
Cohu, Inc.	353	3,728
Entegris, Inc.†	1,895	32,385

FormFactor, Inc.†	920	8,602
MKS Instruments, Inc.	713	32,570
Nanometrics, Inc.†	316	6,333
Photronics, Inc.†	874	8,443
Rudolph Technologies, Inc.†	401	7,066
Tessera Technologies, Inc.	659	21,180
Ultra Clean Holdings, Inc.†	430	2,748
Ultratech, Inc.†	289	7,063
Veeco Instruments, Inc.†	533	8,938
Xcerra Corp.†	708	4,319

		175,514

Silver Mining - 0.1%
Hecla Mining Co.	5,113	33,183

Software Tools - 0.0%
IDI, Inc.†	203	1,052

Specified Purpose Acquisitions - 0.0%
Wins Finance Holdings, Inc.†	19	388

Steel Pipe & Tube - 0.7%
Advanced Drainage Systems, Inc.	12,292	328,319
Mueller Water Products, Inc., Class A	2,088	24,764
Omega Flex, Inc.	39	1,330
TimkenSteel Corp.	527	5,281

		359,694

Steel-Producers - 0.2%
AK Steel Holding Corp.†	3,177	20,841
ALJ Regional Holdings, Inc.†	248	1,198
Carpenter Technology Corp.	619	24,296
Commercial Metals Co.	1,539	25,455
Ryerson Holding Corp.†	145	2,094
Schnitzer Steel Industries, Inc., Class A	350	6,821
Worthington Industries, Inc.	603	26,719

		107,424

Steel-Specialty - 0.1%
Allegheny Technologies, Inc.	1,455	25,914

Storage/Warehousing - 0.1%
Mobile Mini, Inc.	593	19,279
Wesco Aircraft Holdings, Inc.†	745	9,573

		28,852

Superconductor Product & Systems - 0.0%
American Superconductor Corp.†	157	1,441

SupraNational Banks - 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	405	11,065

Telecom Equipment-Fiber Optics - 1.2%
Acacia Communications, Inc.†	70	4,552
Ciena Corp.†	1,840	35,310
Clearfield, Inc.†	20,419	408,584
Finisar Corp.†	1,441	27,033
Harmonic, Inc.†	1,024	3,369
KVH Industries, Inc.†	202	1,832
MRV Communications, Inc.†	8,901	104,142
Oclaro, Inc.†	1,322	7,575
Viavi Solutions, Inc.†	3,143	22,409

		614,806

Telecom Services - 2.2%
Consolidated Communications Holdings, Inc.	665	18,587
EarthLink Holdings Corp.	1,407	9,539
FairPoint Communications, Inc.†	284	4,598
GTT Communications, Inc.†	14,165	290,807
Hawaiian Telcom Holdco, Inc.†	80	1,776
HC2 Holdings, Inc.†	447	2,056
Inteliquent, Inc.	17,919	368,235
Lumos Networks Corp.†	253	2,960
NeuStar, Inc., Class A†	725	18,263
ORBCOMM, Inc.†	866	9,171
RigNet, Inc.†	169	2,020
Spok Holdings, Inc.	274	5,064
Straight Path Communications, Inc., Class B†	128	2,335
Vonage Holdings Corp.†	65,927	390,947
West Corp.	579	12,802

		1,139,160

Telecommunication Equipment - 0.1%
ADTRAN, Inc.	658	11,976
Comtech Telecommunications Corp.	209	2,732
Numerex Corp., Class A†	185	1,411
Plantronics, Inc.	444	21,419
Preformed Line Products Co.	31	1,515
ShoreTel, Inc.†	901	6,613
Sonus Networks, Inc.†	639	5,508

		51,174

Telephone-Integrated - 0.1%
Cincinnati Bell, Inc.†	2,819	14,095
General Communication, Inc., Class A†	387	5,956
IDT Corp., Class B	232	3,540
Shenandoah Telecommunications Co.	619	25,429
Windstream Holdings, Inc.	1,287	11,982

		61,002

Television - 0.1%
Central European Media Enterprises, Ltd., Class A†	1,024	2,365
Gray Television, Inc.†	858	8,494
Sinclair Broadcast Group, Inc., Class A	886	24,649

		35,508

Textile-Apparel - 0.5%
Perry Ellis International, Inc.†	168	3,599
Unifi, Inc.†	9,677	261,569

		265,168

Textile-Products - 0.0%
Culp, Inc.	144	4,108

Theaters - 0.1%
AMC Entertainment Holdings, Inc., Class A	290	8,532
Carmike Cinemas, Inc.†	322	9,924
National CineMedia, Inc.	824	12,838

Reading International, Inc., Class A†	224	3,080

		34,374

Therapeutics - 0.8%
Akebia Therapeutics, Inc.†	481	4,305
Anika Therapeutics, Inc.†	6,240	311,501
Axovant Sciences, Ltd.†	327	4,840
Axsome Therapeutics, Inc.†	148	1,157
Bio-Path Holdings, Inc.†	1,112	1,890
Cara Therapeutics, Inc.†	281	1,666
Concert Pharmaceuticals, Inc.†	220	2,528
Dyax Corp. CVR(1)(2)†	1,907	2,117
Egalet Corp.†	296	2,187
Flexion Therapeutics, Inc.†	248	4,107
La Jolla Pharmaceutical Co.†	186	3,162
MannKind Corp.†	4,343	4,300
Mirati Therapeutics, Inc.†	170	789
Osiris Therapeutics, Inc.†	266	1,330
Portola Pharmaceuticals, Inc.†	659	17,108
Proteostasis Therapeutics, Inc.†	84	932
Sarepta Therapeutics, Inc.†	572	14,460
Seres Therapeutics, Inc.†	238	2,604
Vital Therapies, Inc.†	316	1,966
Voyager Therapeutics, Inc.†	157	2,314
Xencor, Inc.†	430	8,144
Zafgen, Inc.†	306	930

		394,337

Tobacco - 0.1%
Alliance One International, Inc.†	111	1,920
Turning Point Brands, Inc.†	80	892
Universal Corp.	297	17,615
Vector Group, Ltd.	1,184	26,155

		46,582

Toys - 0.0%
JAKKS Pacific, Inc.†	205	1,890

Transactional Software - 0.1%
ACI Worldwide, Inc.†	1,546	30,626
Bottomline Technologies de, Inc.†	538	11,357
InnerWorkings, Inc.†	515	4,383
Synchronoss Technologies, Inc.†	553	20,649

		67,015

Transport-Air Freight - 0.1%
Air Transport Services Group, Inc.†	694	10,049
Atlas Air Worldwide Holdings, Inc.†	328	14,180

		24,229

Transport-Equipment & Leasing - 0.1%
GATX Corp.	548	24,512
Greenbrier Cos., Inc.	362	11,884
Textainer Group Holdings, Ltd.	304	3,612
Willis Lease Finance Corp.†	56	1,512

		41,520

Transport-Marine - 0.2%
Ardmore Shipping Corp.	292	2,053
CAI International, Inc.†	209	1,793
Costamare, Inc.	354	3,466
DHT Holdings, Inc.	1,230	5,732
Dorian LPG, Ltd.†	324	1,999
Frontline, Ltd.	870	6,908
GasLog, Ltd.	548	7,327
Gener8 Maritime, Inc.†	525	2,793
Golar LNG, Ltd.	1,191	20,199
Hornbeck Offshore Services, Inc.†	435	3,471
Navios Maritime Acquisition Corp.	1,080	1,652
Nordic American Tankers, Ltd.	1,163	14,305
Overseas Shipholding Group, Inc., Class A	483	6,177
Scorpio Bulkers, Inc.†	511	1,681
Scorpio Tankers, Inc.	2,189	10,420
Ship Finance International, Ltd.	803	12,125
Teekay Corp.	588	3,646
Teekay Tankers, Ltd., Class A	1,561	4,605
Tidewater, Inc.	633	2,703

		113,055

Transport-Services - 0.4%
Echo Global Logistics, Inc.†	385	9,533
Hub Group, Inc., Class A†	449	18,382
Matson, Inc.	579	21,637
Radiant Logistics, Inc.†	47,336	149,582

		199,134

Transport-Truck - 0.3%
ArcBest Corp.	329	6,156
Celadon Group, Inc.	365	3,015
Covenant Transportation Group, Inc., Class A†	158	3,560
Forward Air Corp.	399	18,466
Heartland Express, Inc.	616	11,408
Knight Transportation, Inc.	897	26,758
Marten Transport, Ltd.	308	6,668
P.A.M. Transportation Services, Inc.†	32	641
Roadrunner Transportation Systems, Inc.†	410	3,104
Saia, Inc.†	337	9,736
Swift Transportation Co.†	1,001	19,269
Universal Truckload Services, Inc.	111	1,659
USA Truck, Inc.†	119	2,294
Werner Enterprises, Inc.	598	15,022
XPO Logistics, Inc.†	1,312	38,861
YRC Worldwide, Inc.†	435	5,163

		171,780

Travel Services - 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	972	23,007

Venture Capital - 0.0%
Safeguard Scientifics, Inc.†	269	3,475

Veterinary Diagnostics - 0.6%
Heska Corp.†	6,763	287,766
Neogen Corp.†	488	26,913
Phibro Animal Health Corp., Class A	250	5,157

		319,836

Vitamins & Nutrition Products - 0.1%
Lifevantage Corp.†	184	2,574
Natural Grocers by Vitamin Cottage, Inc.†	122	1,670
Natural Health Trends Corp.	99	3,326
Nature’s Sunshine Products, Inc.	114	1,345
Nutraceutical International Corp.†	110	2,821
Omega Protein Corp.†	293	6,598
Synutra International, Inc.†	282	984
USANA Health Sciences, Inc.†	69	9,475

		28,793

Water - 0.2%
American States Water Co.	489	21,125
Artesian Resources Corp., Class A	103	3,511
California Water Service Group	643	21,688
Connecticut Water Service, Inc.	145	7,402
Consolidated Water Co., Ltd.	194	2,605
Global Water Resources, Inc.	110	931
Middlesex Water Co.	213	8,799
SJW Corp.	218	9,235
York Water Co.	172	5,408

		80,704

Water Treatment Systems - 0.0%
Energy Recovery, Inc.†	461	4,933

Web Hosting/Design - 0.1%
Endurance International Group Holdings, Inc.†	804	7,220
NIC, Inc.	851	19,845
Q2 Holdings, Inc.†	342	10,151
Rightside Group, Ltd.†	155	1,860
Web.com Group, Inc.†	569	10,731

		49,807

Web Portals/ISP - 0.7%
Blucora, Inc.†	525	5,360
MeetMe, Inc.†	51,961	334,109

		339,469

Wire & Cable Products - 0.8%
Belden, Inc.	562	41,144
Encore Wire Corp.	270	10,133
General Cable Corp.	649	9,560
Insteel Industries, Inc.	9,918	345,047

		405,884

Wireless Equipment - 0.2%
Aerohive Networks, Inc.†	321	2,346
CalAmp Corp.†	479	6,802
Gogo, Inc.†	753	6,333
InterDigital, Inc.	464	27,399
Telenav, Inc.†	436	2,171
Ubiquiti Networks, Inc.†	347	15,518
ViaSat, Inc.†	595	43,929

		104,498

X-Ray Equipment - 0.0%
ViewRay, Inc.†	88	331

Total Common Stocks (cost $45,285,285)		49,387,943

EXCHANGE-TRADED FUNDS - 1.9%
iShares Russell 2000 Index Fund (cost $861,798)	7,934	960,728

WARRANTS - 0.0%
Medical-Biomedical/Gene - 0.0%
Asterias Biotherapeutics, Inc. Expires 09/30/2016 (cost $16)	27	6

Total Long-Term Investment Securities (cost $46,147,099)		50,348,677

SHORT-TERM INVESTMENT SECURITIES - 1.6%
Time Deposits - 1.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/2016 (cost $842,000)	$842,000	842,000

TOTAL INVESTMENTS (cost $46,989,099)(3)	100.1%	51,190,677
Liabilities in excess of other assets	(0.1)	(36,921)

NET ASSETS	100.0%	$51,153,756

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 3).
(2)	Illiquid security. At July 31, 2016, the aggregate value of these securities was $2,117 representing 0.0% of net assets.
(3)	See Note 4 for cost of investments on a tax basis.

CVR - Contigent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cellular Telecom	$12,546	$—	$0	$12,546
Medical-Drugs	1,753,527	—	0	1,753,527
Real Estate Investment Trusts	2,099,388	—	0	2,099,388
Therapeutics	392,220	—	2,117	394,337
Other Industries	45,128,145	—	—	45,128,145
Exchange-Traded Funds	960,728	—	—	960,728
Warrants	6	—	—	6
Short-Term Investment Securities	—	842,000	—	842,000

Total Investments at Value	$50,346,560	$842,000	$2,117	$51,190,677

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica Specialty Series

NOTES TO PORTFOLIO OF INVESTMENTS - July 31, 2016 - (unaudited)

Note 1. Basis for consolidation for the SunAmerica Commodity Strategy Cayman Fund, Ltd. and SunAmerica Global Trends Cayman Fund, Ltd.

The SunAmerica Commodity Strategy Cayman Fund, Ltd. (f/k/a SunAmerica Alternative Strategies Cayman Fund, Ltd.) (the “Commodity Strategy Subsidiary”), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Commodity Strategy Fund. The Commodity Strategy Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Commodity Strategy Fund in order to effect certain investments on behalf of the Commodity Strategy Fund consistent with the investment objectives and policies in the Commodity Strategy Fund’s prospectus and statement of additional information. With respect to its investments, the Commodity Strategy Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategy Fund; however, the Commodity Strategy Subsidiary (unlike the Commodity Strategy Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments that may otherwise be limited if purchased by the Commodity Strategy Fund due to federal tax requirements relating to qualifying income. The Commodity Strategy Fund and Commodity Strategy Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Commodity Strategy Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Commodity Strategy Fund. The Commodity Strategy Fund may invest up to 25% of its assets in the Commodity Strategy Subsidiary. As of July 31, 2016, net assets of the Commodity Strategy Fund were $41,318,428, of which approximately $8,121,873, or approximately 19.7%, represented the Commodity Strategy Fund’s ownership of all issued shares and voting rights of the Commodity Strategy Subsidiary.

The SunAmerica Global Trends Cayman Fund, Ltd. (the “Global Trends Subsidiary”), a Cayman Islands exempted company, was incorporated on March 17, 2011, and is a wholly-owned subsidiary of the Global Trends Fund. The Global Trends Subsidiary commenced operations on June 17, 2011 and was organized as a wholly-owned subsidiary of the Global Trends Fund in order to effect certain investments on behalf of the Global Trends Fund consistent with the investment objectives and policies in the Global Trends Fund’s prospectus and statement of additional information. With respect to its investments, the Global Trends Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Global Trends Fund; however, the Global Trends Subsidiary (unlike the Global Trends Fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the Global Trends Fund due to federal tax requirements relating to qualifying income. The Global Trends Fund and Global Trends Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Global Trends Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Global Trends Fund. The Global Trends Fund may invest up to 25% of its assets in the Global Trends Subsidiary. As of July 31, 2016, net assets of the Global Trends Fund were $40,580,430, of which approximately $8,444,638, or approximately 20.8%, represented the Global Trends Fund’s ownership of all issued shares and voting rights of the Global Trends Subsidiary.

Note 2. Security Valuation:

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of July 31, 2016 is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1.

Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Futures: During the period, the 2020 High Watermark Fund invested in exchange traded S&P 500 Index futures to generate equity market exposure. The Commodity Strategy Fund entered into futures transactions for investment purposes in order to provide exposure to commodities. The Global Trends Fund entered into futures transactions for investment purposes in order to provide exposure to U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income and commodities.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to a Fund since exchange-traded futures contracts are centrally cleared.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Forward Foreign Currency Contracts: During the period, the Global Trends Fund used forward contracts for investment purposes in order to gain currency exposure.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Options: During the period, the Commodity Strategy Fund used options contracts to provide exposure to commodities.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Transactions in options written during the period ended July 31, 2016 are summarized as follows:

	Written Options
	Commodity Strategy Fund#
	Number of Contracts	Premiums Received
Options outstanding as of October 31, 2015	78	$141,017
Options written	23	25,039
Options terminated in closing purchase transactions	48	85,980
Options exercised	—	—
Options expired	37	24,544

Options outstanding as of July 31, 2016	16	$55,532

#	Consolidated (see Note 1)

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Equity Swap Agreements: During the period, the Commodity Strategy Fund used equity swaps, a type of total return swap, for investment purposes in order to provide exposure to commodities.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Fund on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Fund will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to an equity swap defaults, the Fund’s risk of loss consists of the net discounted amount of payments that the Fund is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.

Risks of Commodity-Linked Derivatives: Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. The commodity-linked derivative instruments in which certain of the Funds invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these swaps as compared to the index.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of July 31, 2016, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of July 31, 2016, please refer to a schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Commodity Contracts			Foreign Exchange Contracts
Fund	Futures Contracts(3)	Futures Contracts(3)	Futures Contracts(3)	Options Purchased(2)	Swap Contracts(1)	Foreign Exchange Contracts(1)	Total
2020 High Watermark	$—	$175	$—	$—	$—	$—	$175
Commodity Strategy	—	—	316,783	14,580	—	—	331,363
Global Trends	59,553	41,814	84,335	—	—	72,695	258,397

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Commodity Contracts			Foreign Exchange Contracts
Fund	Futures Contracts(3)	Futures Contracts(3)	Futures Contracts(3)	Options Written(2)	Swap Contracts(1)	Foreign Exchange Contracts(1)	Total
2020 High Watermark	$—	$—	$—	$—	$—	$—	$—
Commodity Strategy	—	—	55,285	84,901	—	—	140,186
Global Trends	—	28,933	—	—	—	15,611	44,544

Statement of Assets and Liabilities Location:

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(2)	Reported at value on the Portfolio of Investments
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
2020 High Watermark Fund	$5,110
Commodity Strategy	1,080,562
Global Trends	192,985

Note 3. Repurchase Agreements:

As of July 31, 2016, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	5.03%	$3,020,000
Commodity Strategy Subsidiary	1.64	985,000
Global Trends	13.06	7,835,000
Global Trends Subsidiary	3.29	1,975,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated July 29, 2016, bearing interest at a rate of 0.32% per annum, with a principal amount of $60,000,000, a repurchase price of $60,001,600, and a maturity date of August 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	5/31/2021	$60,245,600	$61,214,476

As of July 31, 2016, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	5.01%	$2,505,000
Commodity Strategy Subsidiary	1.62	810,000
Global Trends	13.03	6,515,000
Global Trends Subsidiary	3.26	1,630,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital, Inc., dated July 29, 2016, bearing interest at a rate of 0.32% per annum, with a principal amount of $50,000,000, a repurchase price of $50,001,333, and a maturity date of August 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.00%	10/31/2021	$48,688,000	$51,041,756

As of July 31, 2016, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	5.01%	$2,505,000
Commodity Strategy Subsidiary	1.62	810,000
Global Trends	13.03	6,515,000
Global Trends Subsidiary	3.26	1,630,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated July 29, 2016, bearing interest at a rate of 0.33% per annum, with a principal amount of $50,000,000, a repurchase price of $50,001,375, and a maturity date of August 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	1/31/2023	$49,275,400	$51,037,981

As of July 31, 2016, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	5.01%	$2,355,000
Commodity Strategy Subsidiary	1.62	760,000
Global Trends	13.04	6,130,000
Global Trends Subsidiary	3.26	1,535,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated July 29, 2016, bearing interest at a rate of 0.37% per annum, with a principal amount of $47,015,000, a repurchase price of $47,016,450, and a maturity date of August 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	8/15/2024	$44,293,000	$47,996,074

As of July 31, 2016, the following portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	5.00%	$1,750,000
Commodity Strategy Subsidiary	1.61	565,000
Global Trends	13.03	4,560,000
Global Trends Subsidiary	3.26	1,140,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

RBS Securities, Inc., dated July 29, 2016, bearing interest at a rate of 0.33% per annum, with a principal amount of $35,000,000, a repurchase price of $35,000,962, and a maturity date of August 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	4/30/2019	$34,801,000	$35,721,150

Note 4. Federal Income Taxes

At July 31, 2016, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
2020 High Watermark	$3,235,360	$(36,915)	$3,198,445	$26,184,871
SunAmerica Commodity Strategy#	44,696	(9,319,584)	(9,274,888)	50,747,985
SunAmerica Global Trends#	—	(16,167,001)	(16,167,001)	55,613,487
SunAmerica Focused Alpha Growth	136,492,753	(16,798,366)	119,694,387	388,833,208
SunAmerica Focused Alpha Large-Cap	88,878,784	(28,833,598)	60,045,186	488,298,367
SunAmerica Income Explorer	196,260	(22,084)	174,176	26,690,667
SunAmerica Small-Cap	8,014,701	(3,919,613)	4,095,088	47,095,589

#	Consolidated (see Note 1)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Specialty Series’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as

Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	September 28, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	September 28, 2016